UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 91.0%
Argentina – 0.0%
Ternium ADR	23,969	$ 579

Australia – 2.2%
AGL Energy	11,515	184
Alumina (A)	384,235	509
Aristocrat Leisure	584,325	6,558
Australian Stock Exchange	31,909	1,149
BHP Billiton	10,196	185
BlueScope Steel	77,109	518
Boral	26,854	105
Brambles	197,681	1,775
Caltex Australia	20,574	454
Challenger	94,687	771
CIMIC Group	16,152	409
Cochlear	40,486	3,593
Commonwealth Bank of Australia	182,636	10,898
CSL	171,746	12,487
CSR	362,122	1,211
Dexus Property Group ‡	155,424	1,083
Domino’s Pizza Enterprises	8,959	422
Downer EDI	267,999	1,182
Fortescue Metals Group	961,719	4,102
Insurance Australia Group	1,358,298	5,891
Macquarie Group	12,881	813
Newcrest Mining	40,279	591
Origin Energy	27,166	130
OZ Minerals	295,659	1,689
Qantas Airways	1,831,793	4,417
Ramsay Health Care	14,032	694
Rio Tinto	36,422	1,580
Scentre Group ‡	144,456	485
Seek	51,921	559
South32	3,470,262	6,910
Transurban Group	149,486	1,117
Treasury Wine Estates	106,696	825
Vicinity Centres ‡	97,294	211
Vocus Communications	8,759	25
Whitehaven Coal *	144,163	272

		73,804

Austria – 0.3%
ANDRITZ	87,765	4,415
BUWOG *(A)	5,363	125
Lenzing	1,104	134
OMV	103,781	3,674
Raiffeisen International Bank Holding *	13,451	246
voestalpine	12,528	493

		9,087

Belgium – 1.6%
Ageas	414,728	16,452
AGFA-Gevaert *	70,231	272

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Anheuser-Busch InBev	6,965	$ 739
Barco	2,100	177
Bekaert	19,586	795
Colruyt	11,363	563
Groupe Bruxelles Lambert	115,445	9,707
KBC Group	208,000	12,907
Ontex Group (A)	398,800	11,883
Umicore	15,059	860

		54,355

Brazil – 0.4%
Ambev ADR	888,422	4,362
Embraer *	1,546,800	7,604

		11,966

Canada – 2.8%
Alimentation Couche-Tard, Cl B	120,800	5,484
Cameco (A)	641,748	6,719
Canadian Imperial Bank of Commerce (A)	90,300	7,377
Canadian Natural Resources	304,116	9,695
Canadian Pacific Railway	69,623	9,940
CGI Group, Cl A *	1,900	91
Cogeco Communications	10,970	542
Constellation Software	15,500	7,052
Encana	556,149	6,536
Enerflex	21,000	267
Entertainment One	106,941	304
Gildan Activewear	316,500	8,046
High Liner Foods	9,000	134
Home Capital Group, Cl B (A)	131,700	3,078
Leon’s Furniture	1,656	22
Lucara Diamond	63,300	144
Magna International, Cl A	89,100	3,873
Manulife Financial	104,500	1,863
Peyto Exploration & Development	131,600	3,259
Rocky Mountain Dealerships	5,800	42
Rogers Sugar	30,600	155
Royal Bank of Canada (A)	101,900	6,905
Suncor Energy	162,195	5,310
Teck Resources, Cl B	15,700	315
TFI International	11,200	291
Toronto-Dominion Bank	73,600	3,634
Wajax	4,287	74

		91,152

China – 1.1%
Alibaba Group Holding ADR *	55,600	4,882
Baidu ADR *	89,700	14,747
Ctrip.com International ADR *(A)	136,124	5,445
STMicroelectronics (A)	410,888	4,670
Tencent Holdings	319,200	7,810

		37,554

SEI Institutional International Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Denmark – 1.6%
Chr Hansen Holding	104,784	$ 5,813
Coloplast, Cl B	105,057	7,098
DSV	4,851	216
Genmab *	9,015	1,500
H Lundbeck *	44,519	1,814
ISS (A)	384,179	12,992
Nets *(B)	220,330	3,863
Novozymes, Cl B	161,567	5,581
Pandora	30,678	4,021
Scandinavian Tobacco Group (B)	344,556	5,812
Tryg	7,193	130
Vestas Wind Systems	42,479	2,766
William Demant Holding *	7,715	135

		51,741

Finland – 0.8%
Cargotec, Cl B (A)	21,614	978
Elisa, Cl A	4,244	138
Fortum	64,738	995
Kone, Cl B	11,751	528
Lemminkainen	1,680	36
Metso	14,754	422
Neste	185,231	7,131
Nokia	578,023	2,797
Orion, Cl B	61,183	2,729
Outokumpu *(A)	175,763	1,577
Sampo, Cl A	24,855	1,117
Stora Enso, Cl R	410,740	4,423
UPM-Kymmene	186,167	4,583
Valmet	15,219	224

		27,678

France – 8.9%
ABC arbitrage	16,852	128
Air Liquide	36,137	4,027
Alstom *	56,511	1,560
Arkema (A)	78,611	7,706
Atos	41,021	4,338
BNP Paribas	233,153	14,890
Boiron	1,900	169
Carrefour	608,022	14,680
Christian Dior	9,455	1,987
Cie de St.-Gobain	13,157	614
Cie Generale des Etablissements-Michelin, Cl B	1,337	149
CNP Assurances	46,719	867
Dassault Systemes	5,809	444
Edenred	13,081	260
Eiffage	8,576	599
Elior Group (B)	127,300	2,916
Engie	1,214,901	15,531
Essilor International	66,354	7,513

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Euler Hermes Group	11,200	$ 986
Eurofins Scientific	26,372	11,265
Fonciere Des Regions ‡	1,665	146
Gecina ‡	5,436	754
Hermes International	14,363	5,908
Ipsen (A)	30,854	2,236
IPSOS	114,254	3,597
Kering	795	179
Legrand	44,109	2,510
Les Nouveaux Constructeurs	2,295	96
L’Oreal	4,919	900
LVMH Moet Hennessy Louis Vuitton	38,927	7,448
Natixis	44,184	250
Nexans *	24,539	1,274
Nexity *	18,692	877
Nokia	2,157,255	10,389
Orange	878,654	13,378
Pernod Ricard (A)	43,100	4,680
Peugeot *	391,712	6,402
Publicis Groupe (A)	178,703	12,355
Remy Cointreau	3,259	279
Renault	765	68
Rexel	170,169	2,806
Sanofi	334,605	27,140
Schneider Electric	313,055	21,829
Societe Generale	133,440	6,579
Sodexo	42,982	4,951
SPIE (A)	195,415	4,125
Technip	15,697	1,123
Thales	112,694	10,951
Total	761,128	39,112
UBISOFT Entertainment *	6,237	222
Valeo	148,573	8,558
Vetoquinol	569	27
Vinci	23,770	1,622

		293,400

Germany – 5.3%
Adidas	62,224	9,855
Allianz	55,255	9,150
AURELIUS Equity Opportunities & KGaA	16,352	959
BASF	119,033	11,087
Brenntag	68,497	3,815
Continental	31,041	6,014
Covestro (B)	11,676	803
CTS Eventim & KGaA	55,900	1,766
Deutsche Bank *	165,055	3,003
Deutsche Boerse *	106,817	8,615
Deutsche Lufthansa	303,231	3,924
Deutsche Wohnen	46,576	1,466
Evonik Industries	50,860	1,522
Fresenius	15,868	1,243

2	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GEA Group	58,690	$ 2,367
Gerresheimer	53,604	3,993
Hannover Rueck	44,585	4,834
HeidelbergCement	20,296	1,897
Hella KGaA Hueck	137,473	5,198
Henkel	4,200	439
Hochtief	52,812	7,411
Indus Holding	58,792	3,202
Infineon Technologies	106,228	1,850
Kloeckner *	76,510	961
Koenig & Bauer *	7,283	328
LANXESS	19,359	1,273
Linde	45,240	7,449
Merck	44,388	4,642
OSRAM Licht	26,953	1,416
RWE *	14,119	176
SAP	403,745	35,265
SAP ADR (A)	91,000	7,865
Siemens	112,747	13,890
STADA Arzneimittel	7,027	365
Suedzucker	26,401	632
Symrise	13,218	806
Talanx	110,713	3,710
ThyssenKrupp	8,054	192
TUI	149,589	2,101
Volkswagen	896	129
Vonovia	4,152	135

		175,748

Hong Kong – 2.2%
AIA Group	2,548,246	14,379
Bank of East Asia	69,000	264
BOC Hong Kong Holdings	147,000	526
Chaoda Modern Agriculture *	2,440,000	73
China Merchants Holdings International	1,443,338	3,582
China Mobile	1,662,740	17,629
CLP Holdings	151,500	1,392
CNOOC	9,245,000	11,567
Galaxy Entertainment Group *	458,000	1,997
Henderson Land Development	978,938	5,208
HK Electric Investments & HK Electric Investments (B)	399,500	330
HKT Trust & HKT	375,000	460
Hysan Development	114,000	471
IMAX China Holding *(A)(B)	751,058	3,681
Link ‡	59,500	387
MTR	217,500	1,058
New World Development	698,000	738
Power Assets Holdings	20,500	181
Samsonite International	1,237,800	3,536
Shenwan Hongyuan HK	175,000	76
Techtronic Industries	656,800	2,355

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wharf Holdings	66,000	$ 439
Wheelock	111,000	625
Yue Yuen Industrial Holdings	34,000	123

		71,077

India – 0.2%
HDFC Bank ADR	91,183	5,533

Indonesia – 0.0%
Telekomunikasi Indonesia Persero	1,858,000	549

Ireland – 0.4%
CRH	63,797	2,218
Experian (A)	489,894	9,528

		11,746

Israel – 1.4%
Bank Hapoalim	344,272	2,052
Bank Leumi Le-Israel *	261,598	1,080
Bezeq Israeli Telecommunication	2,509,200	4,774
Check Point Software Technologies *(A)	79,600	6,723
Frutarom Industries	173,000	8,863
Teva Pharmaceutical Industries ADR	660,779	23,953

		47,445

Italy – 1.9%
Atlantia	15,092	354
Azimut Holding	204,755	3,425
Brembo	138,438	8,396
Buzzi Unicem	329,912	7,833
Enel	102,309	452
EXOR	75,024	3,243
Fiat Chrysler Automobiles *	1,287,502	11,767
Luxottica Group	95,475	5,146
Prysmian	48,864	1,258
Recordati	124,973	3,548
Saras (A)	692,920	1,257
Tenaris	971,909	17,396
Terna Rete Elettrica Nazionale	24,107	111

		64,186

Japan – 17.2%
77 Bank	161,000	779
Adastria	56,400	1,465
Air Water	24,500	443
Alfresa Holdings	18,800	312
Amada Holdings	47,800	535
Arcland Sakamoto	33,400	389
Asahi Breweries	125,000	3,955
Asahi Glass	821,000	5,603
Asahi Kasei	80,000	699
ASKUL (A)	149,445	5,125
Bandai Namco Holdings	40,800	1,128
Brother Industries	38,800	702
Calsonic Kansei	50,000	767

SEI Institutional International Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canon Marketing Japan	90,800	$ 1,531
Central Japan Railway	24,000	3,957
Coca-Cola West	12,800	378
Dai Nippon Printing	925,000	9,160
Daiichi Sankyo	72,500	1,487
Daikin Industries	76,500	7,041
Daikyo	926,000	1,858
Daito Trust Construction	51,900	7,823
Daiwa House Industry	165,400	4,532
Daiwa House REIT Investment	179	454
Daiwa Securities Group	89,000	550
Don Quijote Holdings	94,796	3,515
East Japan Railway	202,600	17,544
Fanuc	1,300	221
Fuji Film Holdings	603,171	22,935
Fuji Heavy Industries	5,500	225
Fujitsu	854,000	4,756
Fujitsu General	170,000	3,606
Furukawa Electric	97,200	2,850
Geo Holdings	20,000	234
Goldcrest	4,400	79
Gunma Bank	34,200	188
Hamamatsu Photonics	21,300	562
Hino Motors	11,900	121
Hirose Electric	2,200	273
Hisamitsu Pharmaceutical	9,200	461
Hitachi	2,916,000	15,801
Hitachi Chemical	17,100	429
Hitachi Construction Machinery	17,700	384
Hitachi High-Technologies	9,800	396
Hitachi Metals	30,500	414
Hoshizaki	7,500	595
Idemitsu Kosan	14,400	383
IHI *	164,000	427
Isuzu Motors	45,000	571
Itochu	36,400	484
Japan Airlines *	515,300	15,088
Japan Prime Realty Investment, Cl A ‡	108	426
Japan Real Estate Investment, Cl A ‡	49	268
Japan Retail Fund Investment, Cl A ‡	186	377
Japan Tobacco	618,844	20,396
JGC	31,000	565
Kadokawa Dwango	12,500	181
Kansai Paint	330,800	6,106
KDDI	601,400	15,260
Keyence	26,000	17,878
Koito Manufacturing	241,610	12,823
Komatsu	457,600	10,387
Konami Holdings	120,400	4,872
Kose	20,700	1,723
Kuraray	42,100	634
Kyocera	2,900	145

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lion	120,000	$ 1,975
M3 *	23,600	596
Mabuchi Motor	225,100	11,773
Maeda Road Construction	24,000	402
Makita	15,500	1,041
Maruichi Steel Tube	8,900	290
McDonald’s Holdings Japan	5,200	136
MEIJI Holdings	10,600	832
Mitsubishi	10,900	233
Mitsubishi Chemical Holdings	292,700	1,902
Mitsubishi Electric	73,800	1,031
Mitsubishi Gas Chemical	29,800	510
Mitsui Chemicals	222,000	999
Mitsui OSK Lines	49,000	136
Mixi	64,900	2,376
Mochida Pharmaceutical	6,000	417
Morinaga Milk Industry	39,000	282
MS&AD Insurance Group Holdings	532,000	16,530
Musashi	1,900	25
Nabtesco	108,400	2,527
Nagoya Railroad	52,000	252
Nidec	10,100	873
Nikon (A)	475,700	7,411
Nippon Building Fund, Cl A ‡	149	827
Nippon Care Supply	3,600	37
Nippon Electric Glass	65,000	352
Nippon Paint Holdings	26,200	715
Nippon Prologis ‡	244	500
Nippon Telegraph & Telephone	56,700	2,388
Nippon Telegraph & Telephone ADR	354,438	14,911
Nitori Holdings	10,500	1,203
Nomura Real Estate Master Fund ‡	571	866
North Pacific Bank	144,500	597
NTT Data	42,100	2,039
NTT DOCOMO	502,994	11,484
Oenon Holdings	44,000	98
Okasan Securities Group *	19,000	118
Omron	5,700	219
Ono Pharmaceutical	27,500	603
ORIX	7,800	122
Otsuka Holdings	118,700	5,183
Panasonic	2,060,800	21,017
Park24	13,500	367
Pigeon	276,564	7,087
Pioneer *	164,700	333
Pola Orbis Holdings	1,500	124
Rohm	154,700	8,926
Saizeriya	46,400	1,045
Santen Pharmaceutical	333,800	4,093
Sawada Holdings *	7,300	59
SBI Holdings	31,900	407
Secom	6,900	506

4	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sega Sammy Holdings	109,400	$ 1,631
Seiko Epson	16,900	359
Sekisui Chemical	57,500	919
Sekisui House	479,100	7,991
Senko	38,200	258
Seven & I Holdings	219,400	8,376
Shimano	4,900	770
Shinmaywa Industries	8,000	72
Shionogi	129,700	6,226
SMC	20,900	5,000
Sony	44,700	1,255
ST	4,700	61
Stanley Electric	24,700	677
Start Today	25,200	436
Sumitomo	21,500	254
Sumitomo Chemical	8,000	38
Sumitomo Dainippon Pharma	23,600	407
Sumitomo Heavy Industries	49,000	316
Sumitomo Mitsui Financial Group	443,700	16,967
Sumitomo Mitsui Trust Holdings	354,122	12,700
Sumitomo Rubber Industries	24,600	391
Sundrug	64,500	4,474
Suruga Bank	24,900	557
Suzuki Motor	294,000	10,370
Sysmex	94,300	5,474
Taiheiyo Cement	156,000	495
Taisei	39,000	274
Taisho Pharmaceutical Holdings	5,700	474
Teijin	110,400	2,242
Temp Holdings	602,522	9,366
Terumo	41,100	1,521
THK	19,000	421
TIS	53,400	1,145
Tochigi Bank	65,000	320
Toho Gas	63,000	514
Tokio Marine Holdings	318,100	13,080
Tokyo Dome	6,800	67
Tokyo Electric Power Holdings *	400,300	1,620
Tokyo Electron	22,300	2,112
Tokyo Gas	178,000	807
Toppan Printing	47,000	450
Topre	271,800	6,819
Toridoll.corp	13,100	283
Toshiba *	266,000	646
Tosoh	145,000	1,028
TOTO (A)	19,700	781
Toyota Motor	118,100	6,964
Toyota Motor ADR	135,633	15,896
Tsuruha Holdings	113,452	10,797
Ube Industries	2,153,000	4,523
United Urban Investment ‡	235	358
Wacoal Holdings	837,704	9,789

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Warabeya Nichiyo	13,300	$ 282
Yamaha	26,200	802
Yamaha Motor	5,500	121
Yamazaki Baking	116,100	2,248
Yaskawa Electric	35,300	550
Yokogawa Electric	31,500	457
Yokohama Rubber	8,200	147
Zenkoku Hosho	13,100	422

		567,831

Luxembourg – 0.1%
APERAM *	61,933	2,839

Malaysia – 0.1%
Tenaga Nasional	522,600	1,619

Malta – 0.0%
BGP Holdings *	198,683	–

Mexico – 0.1%
Cemex ADR *	30,283	243
Wal-Mart de Mexico	1,390,000	2,503

		2,746

Netherlands – 7.0%
ABN AMRO Group (B)	227,063	5,041
Aegon	220,929	1,218
AerCap Holdings *	110,900	4,615
Akzo Nobel (A)	287,583	18,015
Altice *	11,962	238
ArcelorMittal *(A)	831,911	6,156
ASML Holding	202,846	22,818
Heineken	37,775	2,839
Heineken Holding	43,524	3,036
ING Groep	1,516,759	21,389
James Hardie Industries	48,950	779
Koninklijke Ahold Delhaize	1,022,496	21,602
Koninklijke DSM	240,018	14,420
Koninklijke Philips	187,576	5,737
NN Group	2,879	98
NXP Semiconductors *	52,300	5,126
PostNL *	609,597	2,631
Refresco Group (B)	479,586	7,299
RELX	306,268	5,165
Royal Dutch Shell, Cl A	494,617	13,556
Royal Dutch Shell, Cl B	1,267,964	36,882
Royal Dutch Shell ADR, Cl B (A)	241,852	14,020
Unilever	153,297	6,325
Wolters Kluwer	336,654	12,222

		231,227

New Zealand – 0.2%
Air New Zealand	576,315	882
Fisher & Paykel Healthcare	56,167	334
Fletcher Building	103,159	762

SEI Institutional International Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meridian Energy	151,083	$ 274
SKYCITY Entertainment Group	1,445,000	3,960

		6,212

Norway – 1.1%
Aker Solutions *	914,183	4,394
DNB ASA	13,349	199
Gjensidige Forsikring	29,721	473
Grieg Seafood (A)	343,632	3,262
Leroy Seafood Group (A)	53,504	2,990
Marine Harvest	153,010	2,768
Norsk Hydro (A)	737,188	3,537
Odfjell Drilling *	46,862	94
Orkla	75,517	686
Salmar	24,034	721
SpareBank 1 SMN	403,540	3,035
Statoil	292,531	5,383
Telenor (A)	591,780	8,869

		36,411

Poland – 0.0%
Emperia Holding *	4,811	75
Polski Koncern Naftowy Orlen	13,890	284

		359

Portugal – 0.5%
Galp Energia, Cl B	1,026,998	15,371
Jeronimo Martins	37,502	583

		15,954

Russia – 0.4%
Yandex, Cl A *	633,777	12,758

Singapore – 0.7%
CapitaLand	222,400	465
CapitaLand Commercial Trust ‡	306,100	314
City Developments	1,741,200	9,979
ComfortDelgro	71,400	122
DBS Group Holdings	366,800	4,403
Jardine Cycle & Carriage	14,800	422
Oversea-Chinese Banking	1,131,700	6,987
Singapore Airlines	133,700	895
Singapore Exchange	24,600	122
Singapore Technologies Engineering	63,100	141
Suntec Real Estate Investment Trust ‡	345,700	395
Wilmar International	46,200	115

		24,360

South Africa – 0.3%
FirstRand	81,890	318
Investec (A)	554,198	3,674
Liberty Holdings	47,052	382
Sappi	124,207	817
Shoprite Holdings	346,681	4,347

		9,538

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
South Korea – 2.8%
Cosmax (A)	83,723	$ 8,298
KT ADR	323,682	4,561
KT&G	32,014	2,679
LG Display ADR	309,560	3,978
Samsung Electronics	19,899	29,710
Shinhan Financial Group	348,000	13,032
SK Hynix	7,965	295
SK Innovation	4,098	497
SK Telecom	72,765	13,492
SK Telecom ADR	697,686	14,581

		91,123

Spain – 1.7%
ACS Actividades de Construccion y Servicios	194,170	6,148
Aena (B)	9,106	1,245
Almirall	69,060	1,075
Amadeus IT Holding, Cl A	34,734	1,582
Banco Bilbao Vizcaya Argentaria	275,833	1,866
Banco Santander	209,974	1,098
Bankinter	85,550	664
CaixaBank	2,856,576	9,461
Enagas	721	18
Endesa	70,706	1,501
Ferrovial	19,366	347
Grifols ADR	826,106	13,276
Iberdrola	424,823	2,793
Industria de Diseno Textil	133,427	4,564
Mapfre	2,528,192	7,733
Prosegur Cia de Seguridad	45,075	283
Red Electrica	38,420	727
Repsol	60,767	860

		55,241

Sweden – 1.3%
Alfa Laval	347,500	5,768
Assa Abloy, Cl B	32,165	599
BillerudKorsnas	26,524	447
Boliden	95,839	2,510
Bonava, Cl B *	39,765	618
Electrolux, Cl B	215,288	5,363
Granges	59,798	566
Hufvudstaden, Cl A	38,081	603
Husqvarna, Cl B	96,152	750
Investor, Cl B	66,135	2,479
Lundin Petroleum *	8,430	184
Mycronic	29,296	316
NCC, Cl B	39,765	987
Nordea Bank	501,463	5,592
Oriflame Holding *	45,043	1,364
Peab	75,334	599
Sandvik	114,401	1,419
Securitas, Cl B	39,484	623

6	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Skanska, Cl B	55,947	$ 1,325
Svenska Cellulosa, Cl B	104,808	2,968
Swedish Match	2,033	65
Telefonaktiebolaget LM Ericsson ADR	1,388,012	8,092
Volvo, Cl B	22,155	259

		43,496

Switzerland – 8.5%
ABB	830,009	17,542
Actelion	24,624	5,342
Adecco Group	138,019	9,051
Aryzta	192,148	8,479
Cie Financiere Richemont	223,803	14,853
Coca-Cola HBC	629,253	13,762
Dufry *	107,000	13,370
Emmi	1,144	694
EMS-Chemie Holding	1,356	690
Galenica	2,379	2,690
Geberit	4,349	1,747
Givaudan	4,776	8,769
Julius Baer Group	376,377	16,750
Lonza Group	48,950	8,491
Nestle	181,053	13,013
Novartis	490,144	35,735
Pargesa Holding	5,201	339
Partners Group Holding	12,532	5,885
Roche Holding	136,392	31,214
Schindler Holding	11,553	2,036
SGS	6,892	14,051
Sika	356	1,714
Sonova Holding	30,530	3,707
Swiss Life Holding	23,195	6,577
Swiss Prime Site	6,615	543
Swiss Re	56,602	5,374
Tecan Group	3,617	566
UBS Group *(A)	1,563,691	24,516
Wolseley	13,737	842
Zurich Insurance Group	44,510	12,280

		280,622

Taiwan – 0.4%
Hon Hai Precision Industry	2,120,765	5,541
Taiwan Semiconductor Manufacturing ADR	291,168	8,371
United Microelectronics ADR (A)	208,687	365

		14,277

Turkey – 0.1%
Tupras Turkiye Petrol Rafinerileri	47,600	957
Turkiye Garanti Bankasi	371,709	805
Turkiye Is Bankasi, Cl C	286,373	422
Turkiye Vakiflar Bankasi Tao, Cl D (A)	758,569	938

		3,122

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Kingdom – 13.7%
3i Group	360,582	$ 3,137
Abcam	25,880	245
Aberdeen Asset Management	152,802	486
Admiral Group	31,613	714
Anglo American *	83,002	1,190
Aon	64,800	7,227
Ashtead Group (A)	419,853	8,197
Associated British Foods (A)	106,122	3,600
AstraZeneca	116,363	6,380
Aviva	2,887,450	17,354
Babcock International Group	30,161	355
BAE Systems (A)	92,366	675
Balfour Beatty (A)	1,679,004	5,579
Bank of Ireland *	40,985,000	10,159
Barclays	6,558,094	18,107
Berendsen	87,311	939
BHP Billiton	28,830	465
BP	687,112	4,327
BP ADR	170,014	6,355
British American Tobacco	377,689	21,568
Bunzl	266,543	6,946
Carnival	499,578	25,464
Cobham (A)	1,908,343	3,860
Compass Group (A)	960,424	17,813
Croda International	2,963	117
DCC	51,355	3,833
Diageo	263,486	6,870
Direct Line Insurance Group	52,054	238
Domino’s Pizza Group (A)	730,146	3,255
DS Smith	2,620,293	13,213
Fresnillo	33,094	499
Genus	21,832	484
GKN	95,952	393
GlaxoSmithKline	874,451	16,878
Glencore *	520,382	1,783
Greggs	31,234	374
Howden Joinery Group	825,825	3,916
HSBC Holdings (A)	2,448,196	19,872
Imperial Brands	44,024	1,927
Imperial Brands ADR	12,508	545
Inchcape	57,618	500
Indivior	326,107	1,194
Intertek Group	25,597	1,101
JD Sports Fashion	95,690	376
Johnson Matthey	24,052	946
Legal & General Group	868,369	2,657
Lloyds Banking Group	22,761,896	17,581
Mediclinic International (A)	8,036	77
Merlin Entertainments (A)(B)	2,271,700	12,592
Mitie Group (A)	1,662,416	4,610
Mondi	161,841	3,332

SEI Institutional International Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Grid	138,172	$ 1,625
Persimmon	50,750	1,114
Petrofac (A)	12,393	133
Prudential	1,090,509	21,930
QinetiQ Group	319,745	1,038
Randgold Resources (A)	1,218	97
Reckitt Benckiser Group	152,973	13,016
RELX	525,779	9,414
Rentokil Initial	3,685,966	10,120
Royal Bank of Scotland Group *(A)	5,409,999	15,014
RSA Insurance Group	20,015	145
Sage Group	107,425	869
Schroders (A)	85,554	3,169
Segro ‡	69,387	393
Smiths Group	54,299	950
Spectris	144,984	4,144
SSE (A)	496,310	9,524
SSP Group	35,012	168
St. James’s Place (A)	315,935	3,959
Subsea 7 *(A)	171,943	2,183
TalkTalk Telecom Group (A)	1,321,525	2,763
Tate & Lyle	208,981	1,827
Tesco *(A)	4,498,106	11,497
Travis Perkins (A)	332,025	5,957
Unilever	33,155	1,349
United Utilities Group (A)	30,805	343
Vodafone Group	8,312,031	20,526
Weir Group (A)	21,909	512
Wm Morrison Supermarkets (A)	181,888	518
Worldpay Group (B)	983,890	3,281
WPP	550,422	12,351

		450,234

United States – 3.7%
Accenture, Cl A	88,057	10,314
Alphabet, Cl C *	5,237	4,042
Axis Capital Holdings	197,039	12,861
Cable One	9,064	5,635
Chubb	88,612	11,707
Cognizant Technology Solutions, Cl A *	158,716	8,893
Core Laboratories (A)	70,910	8,512
EchoStar, Cl A *	69,575	3,575
Flextronics International *	606,717	8,719
Frontline (A)	498,505	3,544
HealthEquity *(A)	60,066	2,434
ICON *(A)	127,879	9,616
International Game Technology	188,391	4,808
Jazz Pharmaceuticals *	21,267	2,319
JPMorgan Chase	30,961	2,672
Lazard, Cl A	133,680	5,493
Luxoft Holding, Cl A *(A)	108,269	6,085
Mobileye *	44,800	1,708

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nielsen Holdings	108,600	$ 4,556
TE Connectivity	53,500	3,706

		121,199

Total Common Stock (Cost $2,976,524) ($ Thousands)		2,998,768

PREFERRED STOCK – 1.7%
Brazil – 0.3%
Itau Unibanco Holding ADR	674,617	6,935
Metalurgica Gerdau, Cl A *	1,058,100	1,561

		8,496

Germany – 1.0%
Bayerische Motoren Werke	7,874	604
Henkel	49,636	5,929
Porsche	14,321	782
Volkswagen	180,463	25,382

		32,697

South Korea – 0.4%
Hyundai Motor	82,332	6,510
Samsung Electronics	6,339	7,532

		14,042

Total Preferred Stock (Cost $60,133) ($ Thousands)		55,235

	Number of Rights

RIGHTS – 0.0%
Spain – 0.0%
Repsol *‡‡	60,767	22

Total Rights (Cost $–) ($ Thousands)		22

	Shares

AFFILIATED PARTNERSHIP – 8.0%
SEI Liquidity Fund, L.P. 0.660% **†(C)	265,088,750	265,088

Total Affiliated Partnership (Cost $265,090) ($ Thousands)		265,088

8	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 4.7%
SEI Daily Income Trust, Government Fund, Cl A 0.320%**†	156,271,607	$ 156,272

Total Cash Equivalent (Cost $156,272) ($ Thousands)		156,272

Total Investments – 105.4% (Cost $3,458,019) ($ Thousands) @		$ 3,475,385

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)

DJ Euro Stoxx 50 Index	1,812	Mar-2017	$1,011
FTSE 100 Index	418	Mar-2017	812
Hang Seng Index	57	Jan-2017	155
SPI 200 Index	154	Mar-2017	287
Topix Index	343	Mar-2017	800

			$3,065

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,296,560 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $253,581 ($ Thousands).

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $46,863 ($ Thousands), representing 1.4% of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $265,088 ($ Thousands).

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $3,458,019 ($ Thousands), and the unrealized appreciation and depreciation were $226,154 ($ Thousands) and $(208,788) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

L.P. — Limited Partnership

SPI — Share Price Index

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2016	Dividend Income

SEI Liquidity Fund, L.P.	$ 284,416	$ 334,728	$ (354,054)	$ —	$ (2)	$ 265,088	$ 458
SEI Daily Income Trust, Government Fund, Class A	34,929	455,729	(334,386)	—	—	156,272	64

Totals	$ 319,345	$ 790,457	$ (688,440)	$ —	$ (2)	$ 421,360	$ 522

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$ 2,998,768	$ –	$ –	$ 2,998,768
Preferred Stock	55,235	–	–	55,235
Rights	–	22	–	22
Affiliated Partnership	–	265,088	–	265,088
Cash Equivalent	156,272	–	–	156,272

Total Investments in Securities	$ 3,210,275	$ 265,110	$ –	$ 3,475,385

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$ 3,065	$ —	$ —	$ 3,065

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 92.6%
Argentina – 0.6%
Arcos Dorados Holdings, Cl A *	240,500	$ 1,299
Cresud SACIF y A ADR *	53,309	841
IRSA Inversiones y Representaciones ADR *	53,700	990
MercadoLibre	21,624	3,376
YPF ADR (A)	124,249	2,050

		8,556

Austria – 0.1%
Erste Group Bank *	77,052	2,261

Brazil – 6.2%
Ambev	373,000	1,879
Ambev ADR (A)	1,228,734	6,033
B2W Cia Digital *	1,129,490	3,540
Banco Bradesco ADR *(A)	1,113,806	9,701
Banco do Brasil *	316,880	2,735
Banco Santander Brasil ADR (A)	132,080	1,174
BB Seguridade Participacoes	330,200	2,871
BM&FBovespa *	143,700	728
Braskem ADR	120,510	2,556
BRF ADR (A)	140,544	2,074
BTG Pactual Group *	52,795	236
CCR	602,613	2,955
Cia Energetica de Minas Gerais ADR (A)	289,786	661
Cielo	286,276	2,453
Cosan Industria e Comercio	324,563	3,804
Cyrela Brazil Realty Empreendimentos e Participacoes	82,000	259
Energisa	288,000	1,644
Estacio Participacoes	99,264	482
FPC Par Corretora de Seguros	327,100	1,353
Gerdau ADR	678,074	2,129
Hypermarcas	412,792	3,314
Kroton Educacional	514,600	2,108
Lojas Renner	329,900	2,349
Mahle-Metal Leve	75,100	479
MRV Engenharia e Participacoes	566,400	1,904
Multiplus	64,600	671
Petroleo Brasileiro ADR *(A)	996,414	10,074
Porto Seguro	115,100	951
Qualicorp	145,700	862
Rumo Logistica Operadora Multimodal *	2,774,786	5,235
Sao Martinho	129,600	776
Smiles	57,800	794
Sul America	195,046	1,079
Telefonica Brasil ADR (A)	454,406	6,080
TIM Participacoes ADR	356,400	4,206
Ultrapar Participacoes	63,500	1,335
Vale ADR, Cl B *(A)	166,485	1,269
WEG	97,600	465

		93,218

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canada – 0.7%
First Quantum Minerals	594,121	$ 5,915
Gran Tierra Energy *(A)	501,362	1,518
Parex Resources *	168,545	2,124
SEMAFO*	388,776	1,281

		10,838

Chile – 0.8%
Banco de Chile	2,946,360	345
Banco Santander Chile	19,521,854	1,086
Centros Comerciales Sudamericanos	485,718	1,363
Cia Cervecerias Unidas ADR	57,991	1,217
Embotelladora Andina ADR, Cl B	10,559	237
Enel Americas ADR (A)	186,171	1,529
Enel Generacion Chile	557,757	368
SACI Falabella	376,290	2,977
Sociedad Quimica y Minera de Chile ADR (A)	101,633	2,912

		12,034

China – 17.3%
AAC Technologies Holdings	143,633	1,305
Agile Property Holdings	910,000	464
Agricultural Bank of China	12,764,932	5,236
Air China	3,420,000	2,184
Alibaba Group Holding ADR *(A)	303,796	26,676
Angang Steel *(A)	9,786,722	5,819
Anhui Conch Cement	1,202,000	3,271
ANTA Sports Products	836,069	2,496
Baidu ADR *	104,694	17,213
Bank of China	16,027,105	7,111
Bank of Communications	585,000	423
Beijing Capital International Airport	1,344,000	1,359
Changyou.com ADR *	108,600	2,304
China Communications Services	3,356,000	2,138
China Construction Bank	20,628,379	15,884
China Life Insurance	291,000	758
China Longyuan Power Group	848,000	663
China Merchants Bank	511,576	1,200
China Petroleum & Chemical	6,332,839	4,492
China Railway Construction	1,209,000	1,556
China Shenhua Energy	1,980,623	3,730
China Telecom	3,486,000	1,610
China Vanke	868,324	1,982
Chongqing Rural Commercial Bank	1,244,612	730
CITIC Securities	2,288,900	4,653
Ctrip.com International ADR *(A)	230,535	9,221
Datang International Power Generation	1,490,000	390
Dongfeng Motor Group	1,540,000	1,504
Great Wall Motor *	2,241,000	2,093
Guangzhou R&F Properties	1,821,600	2,204
Huaneng Power International	1,170,000	776
Industrial & Commercial Bank of China	37,525,868	22,506
JD.com ADR *(A)	117,542	2,990

SEI Institutional International Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KWG Property Holding	441,370	$ 250
Longfor Properties	716,000	909
NetEase ADR	12,044	2,594
New Oriental Education & Technology Group ADR *	35,479	1,494
PetroChina	606,000	452
PetroChina ADR	77,570	5,717
PICC Property & Casualty	2,577,800	4,016
Ping An Insurance Group of China	2,281,500	11,418
SINA *	198,100	12,042
Sino-Ocean Group Holding	2,698,000	1,208
Sinopec Engineering Group	1,754,000	1,464
Sinopec Shanghai Petrochemical	1,334,000	723
Sinopharm Group	577,600	2,380
Sohu.com *(A)	171,500	5,812
TAL Education Group ADR *	31,130	2,184
Tencent Holdings	1,479,435	36,198
Tingyi Cayman Islands Holding	1,214,000	1,477
TravelSky Technology	1,515,000	3,185
Tsingtao Brewery	288,000	1,088
Uni-President China Holdings	3,953,400	2,789
Vipshop Holdings ADR *	156,796	1,726
Want Want China Holdings	1,954,000	1,253
Weibo ADR *(A)	46,830	1,901
Weichai Power	72,710	112
Xtep International Holdings	586,000	246
Zhejiang Expressway	1,354,000	1,292
Zijin Mining Group	892,000	288

		261,159

Colombia – 0.4%
Almacenes Exito	119,859	595
Bancolombia ADR, Cl R (A)	70,578	2,589
Cementos Argos	226,495	895
Cemex Latam Holdings *	254,900	959
Interconexion Electrica ESP	132,641	441

		5,479

Czech Republic – 0.3%
CEZ	14,429	242
Komercni Banka	68,250	2,358
Moneta Money Bank *(B)	547,509	1,770

		4,370

Egypt – 0.1%
Commercial International Bank Egypt SAE GDR	442,131	1,614

Greece – 0.3%
Eurobank Ergasias *	2,795,490	1,902
National Bank of Greece *	8,609,353	2,252

		4,154

Hong Kong – 7.3%
AIA Group	437,300	2,468
BAIC Motor (B)	270,500	241

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Beijing Enterprises Holdings	612,700	$ 2,896
Brilliance China Automotive Holdings	6,083,518	8,380
Chaoda Modern Agriculture *	2,056,181	61
China Cinda Asset Management	4,306,000	1,561
China Conch Venture Holdings	766,500	1,364
China Everbright	1,032,000	1,965
China Everbright Bank	3,257,000	1,483
China Everbright International	3,642,100	4,129
China High Precision Automation Group *	1,385,624	–
China Medical System Holdings	5,084,200	8,053
China Mengniu Dairy	1,358,000	2,617
China Mobile	1,406,041	14,907
China Mobile ADR	111,540	5,848
China Overseas Land & Investment	92,000	244
China Power International Development	1,188,000	430
China Resources Power Holdings	1,390,000	2,209
China State Construction International Holdings	7,134,635	10,675
China Taiping Insurance Holdings *	1,031,182	2,128
CIFI Holdings Group	1,004,000	271
CNOOC	4,259,607	5,329
Fuyao Glass Industry Group (A)(B)	634,667	1,969
Galaxy Entertainment Group *	772,548	3,368
Geely Automobile Holdings	3,558,060	3,401
Guangzhou Automobile Group	1,094,000	1,323
Haier Electronics Group	1,761,000	2,771
Hua Hong Semiconductor (B)	243,500	272
Lee & Man Paper Manufacturing	2,468,960	1,917
People’s Insurance Group of China	3,687,000	1,455
Shanghai Industrial Holdings	1,018,000	2,757
Shimao Property Holdings	1,625,000	2,125
Sino Biopharmaceutical	1,036,500	730
Skyworth Digital Holdings	1,604,000	914
SMI Holdings Group (A)	9,480,000	868
Sun Art Retail Group	754,500	662
Sunny Optical Technology Group	1,184,307	5,186
Techtronic Industries	504,500	1,809
Tianneng Power International	1,382,000	1,269

		110,055

Hungary – 0.6%
Magyar Telekom	142,287	242
MOL Hungarian Oil & Gas	7,032	496
OTP Bank	113,865	3,266
Richter Gedeon Nyrt	221,626	4,700

		8,704

India – 7.9%
Adani Ports & Special Economic Zone	197,847	783
Apollo Tyres	611,663	1,666
Aurobindo Pharma	440,748	4,346
Axis Bank	423,505	2,808
Bajaj Auto	21,569	837

2	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of Baroda *	368,719	$833
Bharat Financial Inclusion *	92,769	804
Bharat Petroleum	156,226	1,463
Cairn India	735,850	2,625
Cummins India	231,979	2,799
Dabur India	738,137	3,025
Dewan Housing Finance	523,515	1,879
Glenmark Pharmaceuticals	501,719	6,568
Grasim Industries	74,539	948
HCL Technologies	494,784	6,036
HDFC Bank ADR	63,035	3,825
Hindustan Petroleum	207,595	1,350
Hindustan Unilever	174,213	2,121
Hindustan Zinc	216,324	814
Housing Development Finance	211,050	3,926
ICICI Bank ADR (A)	695,191	5,207
IFCI	2,704,652	1,084
Indian Oil	283,548	1,358
Infosys	416,972	6,209
Infosys ADR (A)	85,520	1,268
ITC	74,770	266
L&T Technology Services (B)	55,961	650
Maruti Udyog	16,590	1,300
NCC	1,645,680	1,954
NHPC	2,289,642	892
NTPC	783,700	1,902
Parag Milk Foods *(B)	361,110	1,386
Petronet LNG	523,177	2,833
PNB Housing Finance *(B)	74,971	928
Power Finance	848,588	1,525
Power Grid Corp of India	1,191,779	3,222
Prestige Estates Projects	532,735	1,334
Reliance Industries	241,684	3,854
Reliance Industries GDR (B)	414,382	13,074
Rural Electrification	1,250,621	2,301
SH Kelkar (B)	384,504	1,759
Shriram Transport Finance	89,334	1,123
Sun Pharmaceutical Industries	18,135	168
Tata Chemicals	191,289	1,418
Tata Consultancy Services	129,258	4,505
Tata Motors ADR	113,738	3,912
Vedanta	760,962	2,424
Wipro	163,131	1,140
Zee Entertainment Enterprises	238,645	1,593

		120,045

Indonesia – 2.4%
Adaro Energy	7,933,400	998
AKR Corporindo	2,217,400	987
Astra International	7,124,400	4,376
Bank Central Asia	2,725,200	3,135
Bank Negara Indonesia Persero	6,777,800	2,780

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank Rakyat Indonesia Persero	8,191,895	$7,099
Bumi Serpong Damai	2,732,735	356
Gudang Garam	524,300	2,487
Indofood CBP Sukses Makmur	561,800	358
Matahari Department Store	1,767,800	1,985
Sumber Alfaria Trijaya	33,071,700	1,534
Tambang Batubara Bukit Asam	1,688,200	1,566
Telekomunikasi Indonesia Persero	15,222,982	4,497
United Tractors	2,289,700	3,611

		35,769

Italy – 0.0%
Prada (A)	258,900	878

Jordan – 0.2%
Hikma Pharmaceuticals (A)	112,949	2,642

Kashmiri – 0.1%
Advanced Process Systems *(A)	54,508	1,351

Malaysia – 0.6%
AirAsia	4,435,000	2,264
AMMB Holdings	356,900	343
Axiata Group	531,500	559
Berjaya Sports Toto	233,000	154
British American Tobacco Malaysia	30,351	302
CIMB Group Holdings	1,347,700	1,355
Inari Amertron	2,162,175	1,600
MISC BHD	248,600	407
Public Bank	233,200	1,025
Sunway	351,300	237
Tenaga Nasional	66,100	205
UEM Sunrise	2,512,095	588
Westports Holdings	795,600	763

		9,802

Mexico – 3.3%
Alpek, Cl A	86,900	104
America Movil, Ser L	2,064,774	1,305
America Movil ADR, Cl L (A)	164,735	2,071
Cemex ADR *(A)	535,539	4,300
Coca-Cola Femsa ADR (A)	53,284	3,386
Fomento Economico Mexicano	498,000	3,814
Fomento Economico Mexicano ADR	42,438	3,234
Gentera	457,600	741
Grupo Aeroportuario del Pacifico, Cl B	70,900	586
Grupo Bimbo, Ser A	575,770	1,310
Grupo Financiero Banorte, Cl O	1,876,227	9,299
Grupo Financiero Santander Mexico ADR (A)	259,078	1,863
Grupo GICSA *	1,681,700	823
Grupo Mexico, Ser B	1,466,417	4,007
Grupo Televisa GDR	188,703	3,942
Industrias Bachoco ADR	5,760	282
Infraestructura Energetica Nova	533,700	2,339
Inmobiliaria Vesta	1,467,900	1,774

SEI Institutional International Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kimberly-Clark de Mexico, Cl A	214,000	$388
Megacable Holdings	117,700	400
Nemak (B)	239,700	216
Unifin Financiera	564,300	1,408
Wal-Mart de Mexico	1,665,695	3,000

		50,592

Netherlands – 0.1%
VimpelCom ADR	450,400	1,734

Pakistan – 0.3%
Engro Fertilizers	2,494,500	1,625
United Bank	1,025,400	2,347

		3,972

Peru – 0.8%
Cia de Minas Buenaventura ADR	255,187	2,878
Credicorp	55,852	8,817

		11,695

Philippines – 1.0%
Aboitiz Equity Ventures	296,380	422
Ayala	165,180	2,427
BDO Unibank	1,058,850	2,388
Cebu Air	201,950	378
Globe Telecom	46,590	1,420
Metro Pacific Investments	1,596,300	214
Metropolitan Bank & Trust	1,588,930	2,322
Pilipinas Shell Petroleum *	1,311,900	1,842
Puregold Price Club	994,118	781
SM Investments	104,520	1,379
Universal Robina	471,400	1,552
Vista Land & Lifescapes	2,371,200	237

		15,362

Poland – 0.5%
Energa (A)	213,273	465
Eurocash	62,939	593
KGHM Polska Miedz	22,099	490
Orange Polska *	335,295	443
PGE Polska Grupa Energetyczna	67,701	169
Polski Koncern Naftowy Orlen	162,718	3,325
Powszechny Zaklad Ubezpieczen	211,357	1,681

		7,166

Portugal – 0.3%
Galp Energia, Cl B	140,413	2,102
Jeronimo Martins	165,259	2,569

		4,671

Qatar – 0.0%
Ooredoo QSC	18,020	505
United Development	64,728	367

		872

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Romania – 0.0%
Banca Transilvania	1,467,014	$812

Russia – 6.9%
Etalon Group GDR	56,800	181
Gazprom ADR	2,043,049	10,369
LUKOIL PJSC ADR	315,252	17,690
Magnit GDR (A)	159,823	7,056
Mail.Ru Group GDR *(A)	72,723	1,334
MegaFon GDR	63,445	600
MMC Norilsk Nickel PJSC ADR	185,602	3,116
Mobile TeleSystems ADR	197,857	1,803
Novatek PJSC GDR (A)	35,427	4,598
Novolipetsk Steel GDR	308,608	5,740
Ros Agro GDR	41,447	551
Rosneft Oil PJSC GDR (A)	908,012	5,902
Sberbank of Russia ADR	1,935,600	22,414
Severstal GDR	140,054	2,162
Sistema GDR (A)	113,760	1,024
Surgutneftegas ADR	104,761	525
X5 Retail Group GDR *	451,165	14,640
Yandex, Cl A *	257,579	5,185

		104,890

Singapore – 0.1%
Golden Agri-Resources	4,264,398	1,269

South Africa – 4.8%
African Rainbow Minerals	117,317	845
Alexander Forbes Group Holdings	2,796,235	1,626
AngloGold Ashanti ADR *	58,100	611
Aspen Pharmacare Holdings	163,631	3,393
AVI	201,249	1,345
Barclays Africa Group	167,633	2,068
Bid	141,785	2,542
Bidvest Group	100,199	1,328
Capitec Bank Holdings	38,444	1,954
DataTec	74,779	271
FirstRand	1,619,552	6,297
Foschini Group	52,192	607
Gold Fields	237,158	756
Harmony Gold Mining ADR	167,141	369
JSE	128,600	1,545
Kumba Iron Ore *(A)	103,757	1,206
Liberty Holdings	163,289	1,325
Life Healthcare Group Holdings	958,181	2,284
MMI Holdings	271,382	468
Mondi	44,732	916
MTN Group	64,322	593
Murray & Roberts Holdings	420,128	354
Naspers, Cl N	75,030	11,051
Nedbank Group	231,120	4,025
Petra Diamonds *(A)	1,519,533	2,942

4	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sappi	75,101	$494
Sasol	111,368	3,249
Sibanye Gold	1,175,005	2,182
SPAR Group	46,842	680
Standard Bank Group	495,844	5,502
Steinhoff International Holdings	389,086	2,028
Telkom	393,326	2,128
Truworths International	146,868	856
Tsogo Sun Holdings	331,499	669
Vodacom Group	199,504	2,223
Wilson Bayly Holmes-Ovcon	45,758	515
Woolworths Holdings	241,346	1,253

		72,500

South Korea – 12.6%
Amorepacific	3,589	955
BGF retail	46,040	3,118
CJ CGV (A)	26,347	1,536
Com2uSCorp (A)	23,510	1,700
Coway (A)	81,711	5,974
DGB Financial Group (A)	155,002	1,253
Dongbu Insurance	36,038	1,865
E-MART	8,639	1,309
Hana Financial Group	72,607	1,876
Hankook Tire	9,332	449
Hanssem	19,170	3,164
Hanwha	11,960	348
Hanwha Chemical	16,775	344
Hanwha Techwin	28,264	1,018
Hyosung	36,217	4,363
Hyundai Development (A)	134,044	4,997
Hyundai Marine & Fire Insurance (A)	97,150	2,536
Hyundai Mobis	2,429	531
Hyundai Motor	35,592	4,303
Kangwon Land (A)	52,205	1,544
KB Financial Group	11,464	407
KB Financial Group ADR	60,897	2,149
KB Insurance	32,016	694
KCC	8,106	2,410
KEPCO Plant Service & Engineering (A)	23,332	1,046
Kia Motors	44,209	1,438
Korea Aerospace Industries (A)	81,076	4,502
Korea Electric Power	68,834	2,511
Korea Gas	10,513	422
KT&G (A)	41,311	3,457
LG	31,077	1,544
LG Chem	17,130	3,712
LG Display	100,546	2,621
LG Uplus	241,784	2,294
Lotte Chemical	5,161	1,581
Lotte Chilsung Beverage (A)	1,705	2,061
Lotte Confectionery (A)	16,137	2,388

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LS Cable (A)	18,346	$901
LS Industrial Systems (A)	3,617	119
Mando (A)	11,404	2,214
Meritz Fire & Marine Insurance (A)	21,334	270
NAVER	9,123	5,865
NCSoft (A)	26,510	5,445
Orion (A)	4,854	2,634
Poongsan (A)	35,048	1,176
POSCO	24,949	5,318
Posco Daewoo (A)	62,786	1,404
Samsung Electronics	32,241	48,137
Samsung Life Insurance	25,835	2,405
SFA Engineering (A)	46,888	2,506
Shinhan Financial Group	72,634	2,720
SK Hynix	392,170	14,546
SK Innovation	13,118	1,592
SK Telecom	8,435	1,564
SK Telecom ADR	345,820	7,228
SPC Samlip (A)	10,522	1,478
Tongyang Life Insurance (A)	93,904	988
Vieworks (A)	28,381	1,407
Woori Bank *	166,570	1,758

		190,095

Taiwan – 10.5%
Accton Technology	1,734,700	2,740
Advanced Ceramic X	224,400	1,654
Advanced Semiconductor Engineering	5,443,570	5,582
Airtac International Group	288,681	2,302
Asia Cement	1,855,000	1,517
Asustek Computer	219,000	1,801
AU Optronics	4,264,000	1,561
Catcher Technology	740,040	5,144
Cathay Financial Holding	2,586,000	3,868
Chailease Holding	883,404	1,510
Cheng Shin Rubber Industry	546,000	1,030
Chunghwa Telecom	111,000	350
Compal Electronics	2,423,000	1,387
Delta Electronics	893,100	4,420
Eclat Textile	388,006	4,063
Elite Material	365,400	1,020
eMemory Technology	192,800	2,345
Ennoconn	72,000	920
Farglory Land Development	471,043	540
FLEXium Interconnect	449,000	1,181
Formosa Chemicals & Fibre	390,000	1,165
Formosa Plastics	272,000	753
Foxconn Technology	741,230	1,962
Fubon Financial Holding	2,634,000	4,168
Highwealth Construction	633,100	892
Hiwin Technologies	271,502	1,247
Hon Hai Precision Industry	4,441,303	11,603

SEI Institutional International Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hota Industrial Manufacturing	1,117,884	$4,336
Hotai Motor	105,000	1,202
Hu Lane Associate	364,600	1,623
Innolux	1,175,748	423
Inventec	1,980,000	1,358
Kingpak Technology	257,110	1,596
King’s Town Bank	424,000	370
Kinsus Interconnect Technology	324,000	716
Largan Precision	23,446	2,757
Lite-On Technology	1,838,936	2,773
MediaTek	1,027,100	6,900
Merida Industry	225,000	1,005
Micro-Star International	417,000	952
Nan Ya Plastics	201,000	444
Nanya Technology	540,000	809
Parade Technologies	282,600	2,788
Pegatron	872,000	2,083
Phison Electronics	356,000	2,822
Powertech Technology	536,000	1,447
Shin Kong Financial Holding *	1,784,000	437
Silicon Motion Technology ADR (A)	26,540	1,128
Simplo Technology	274,000	790
Taiwan Semiconductor Manufacturing	6,294,217	35,446
Taiwan Semiconductor Manufacturing ADR	356,444	10,248
Uni-President Enterprises	982,000	1,627
Vanguard International Semiconductor	757,000	1,320
Wistron	3,653,771	2,829
WPG Holdings	1,743,000	2,055
Yuanta Financial Holding	1,987,000	740

		159,749

Thailand – 2.0%
Bangkok Bank NVDR	53,200	237
Bangkok Bank Foreign	376,600	1,698
Bangkok Dusit Medical Services	2,282,000	1,472
Bangkok Dusit Medical Services, Cl F	242,600	157
Bangkok Expressway & Metro	7,148,200	1,487
CP Seven Eleven PCL	967,300	1,688
Delta Electronics Thai	242,100	551
Delta Electronics Thailand	601,300	1,369
Home Product Center	3,654,100	1,041
IRPC	14,685,600	1,845
Krung Thai Bank NVDR (A)	2,986,900	1,476
Land & Houses	3,796,500	1,039
Land and Houses PCL NVDR	6,527,600	1,786
PTT	237,150	2,464
PTT NVDR	65,100	676
PTT Global Chemical	673,700	1,185
Siam Cement	138,700	1,929
Siam Commercial Bank	336,300	1,432
Thai Oil (A)	1,087,900	2,195
Thai Union Group NVDR	2,262,500	1,327

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thanachart Capital NVDR (A)	971,100	$1,193
Tisco Financial Group	276,600	465
Tisco Financial Group NVDR	564,300	950

		29,662

Turkey – 1.7%
Akbank	1,536,028	3,415
Anadolu Efes Biracilik Ve Malt Sanayii (A)	192,588	965
Arcelik	175,848	1,060
Aselsan Elektronik Sanayi Ve Ticaret (A)	952,095	3,440
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	2,741,436	2,330
Eregli Demir ve Celik Fabrikalari	946,495	1,383
Ford Otomotiv Sanayi	72,684	632
KOC Holding	107,066	420
Petkim Petrokimya Holding	353,499	372
TAV Havalimanlari Holding	109,164	435
Tekfen Holding	151,430	278
Tofas Turk Otomobil Fabrikasi	359,785	2,520
Tupras Turkiye Petrol Rafinerileri	51,745	1,041
Turkcell Iletisim Hizmetleri ADR *	114,135	788
Turkiye Garanti Bankasi	767,191	1,662
Turkiye Is Bankasi, Cl C (A)	1,615,036	2,378
Turkiye Sise ve Cam Fabrikalari	442,368	482
Ulker Biskuvi Sanayi	373,314	1,715

		25,316

United Arab Emirates – 1.0%
Abu Dhabi Commercial Bank	859,020	1,615
Air Arabia	674,275	244
Aldar Properties	2,385,344	1,709
Dubai Investments	1,989,470	1,290
Dubai Islamic Bank	1,474,995	2,230
Emaar Properties	3,747,679	7,282
First Gulf Bank PJSC	184,940	647

		15,017

United Kingdom – 0.6%
Anglo American *	121,296	1,730
Evraz *	117,798	323
Kazakhmys *	326,506	1,441
Petrofac	32,819	352
Tullow Oil *	1,526,848	5,900

		9,746

United States – 0.2%
Freeport-McMoRan *	140,190	1,849
Globant *	36,080	1,203
ZTO Express Cayman ADR *	29,800	360

		3,412

Total Common Stock (Cost $1,436,266) ($ Thousands)		1,401,461

6	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK – 2.4%
Brazil – 2.2%
Banco Bradesco *	289,820	$2,582
Banco do Estado do Rio Grande do Sul *	210,900	669
Braskem	93,800	987
Cia Brasileira de Distribuicao	58,600	986
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (A)	118,000	1,953
Cia Energetica de Minas Gerais	474,300	1,123
Cia Paranaense de Energia	76,800	646
Itau Unibanco Holding	730,896	7,601
Itau Unibanco Holding ADR (A)	575,854	5,920
Itausa - Investimentos Itau	558,084	1,420
Petroleo Brasileiro ADR, Cl A *	377,128	3,322
Suzano Papel e Celulose, Cl A	491,600	2,145
Telefonica Brasil	131,400	1,780
Vale ADR, Cl B *	207,451	1,429

		32,563

Colombia – 0.1%
Banco Davivienda	173,743	1,736
Bancolombia	40,841	370

		2,106

South Korea – 0.1%
Samsung Electronics	1,301	1,546

Total Preferred Stock (Cost $37,533) ($ Thousands)		36,215

	Number of Participation Notes

PARTICIPATION NOTES – 2.0%
China – 0.4%
Hangzhou Hikvi, Expires 08/01/2017 *	1,325,193	4,533
Wuliangye Yibin, Expires 06/29/2020 *	452,500	2,246

		6,779

India – 0.7%
Britannia Industries, Expires 05/03/2021 *	29,680	1,260
Mahindra & Mahindra Financial Services, Expires 03/12/2018 *	780,015	3,100
Tata Motors, Expires 06/25/2020 *	669,173	4,645
Zee Entertainment Enterprises, Expires 09/03/2019 *	194,847	1,298

		10,303

Saudi Arabia – 0.1%
Al Tayyar Travel Group, Expires 03/05/2018 *	147,364	1,426

Switzerland – 0.3%
CITIC Securities, Expires 10/22/2019 *	676,727	1,565
Goertek, Expires 09/14/2021 *	725,400	2,770

		4,335

Description	Number of Participation Notes		Market Value ($ Thousands)

PARTICIPATION NOTES (continued)
United Kingdom – 0.1%
HSBC, Expires 02/06/2017 *		183,930	$1,953

United States – 0.3%
Motherson Sumi Systems, Expires 09/21/2021 *		719,773	3,456
Savola Group, Expires 03/02/2017 *		84,800	902

			4,358

Vietnam – 0.1%
Hoa Phat Group, Expires 07/24/2018 *		506,372	950

Total Participation Notes (Cost $32,470) ($ Thousands)			30,104

	Shares

EXCHANGE TRADED FUND – 0.6%
United States – 0.6%
iShares MSCI Emerging Markets ETF		293,631	10,280

Total Exchange Traded Fund (Cost $10,991) ($ Thousands)			10,280

	Number of Rights

RIGHTS – 0.0%
Qatar – 0.0%
Commercial Bank QSC, Expires 01/25/2017 *		11,379	22

Total Rights (Cost $–) ($ Thousands)			22

	Face Amount (Thousands)

DEBENTURE BOND – 0.0%
Brazil – 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (C)	BRL	8	–

Total Debenture Bond (Cost $–) ($ Thousands)			–

	Shares

AFFILIATED PARTNERSHIP – 9.0%
SEI Liquidity Fund, L.P.
0.660% **†(D)		136,043,691	136,046

Total Affiliated Partnership (Cost $136,044) ($ Thousands)			136,046

SEI Institutional International Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 0.7%
SEI Daily Income Trust, Government Fund, Cl A
0.320%**†	10,019,997	$10,020

Total Cash Equivalent (Cost $10,020) ($ Thousands)		10,020

Total Investments – 107.3% (Cost $1,663,324) ($ Thousands) @		$1,624,148

Percentages are based on Net Assets of $1,513,051 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $130,394 ($ Thousands).
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $22,265 ($ Thousands), representing 1.5% of the net assets of the Fund.

(C)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $136,046 ($ Thousands).

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $1,663,324 ($ Thousands), and the unrealized appreciation and depreciation were $125,686 ($ Thousands) and $(164,862) ($ Thousands), respectively.

ADR – American Depositary Receipt

BRL – Brazilian Real

Cl – Class

ETF – Exchange Traded Fund

GDR – Global Depositary Receipt

L.P. – Limited Partnership

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

Ser – Series

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ 245,981	$ 95,650	$ (205,586)	$ (1)	$ 2	$ 136,046	$ 284
SEI Daily Income Trust, Government Fund, Class A	6,665	28,252	(24,897)	–	–	10,020	5

Totals	$ 252,646	$ 123,902	$ (230,483)	$ (1)	$ 2	$ 146,066	$ 289

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,401,461	$–	$–	$1,401,461
Preferred Stock	36,215	–	–	36,215
Participation Notes	–	30,104	–	30,104
Exchange Traded Fund	10,280	–	–	10,280
Right	22	–	–	22
Affiliated Partnership	–	136,046	–	136,046
Cash Equivalent	10,020	–	–	10,020

Total Investments in Securities	$1,457,998	$166,150	$–	$1,624,148

For the period ended December 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2016, there were no transfers into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS – 92.9%
Angola – 0.1%
Republic of Angola Via Northern Lights III
7.000%, 08/16/2019		$289	$292

Argentina – 0.1%
Argentine Republic Government International Bond
6.875%, 04/22/2021 (A)		245	261
Provincia de Buenos Aires
5.750%, 06/15/2019 (A)		179	188
Provincia de Cordoba
7.125%, 06/10/2021 (A)		280	288

			737

Australia – 2.5%
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022	EUR	300	375
Commonwealth Bank of Australia MTN
1.375%, 01/22/2019		560	609
Government of Australia
4.500%, 04/15/2020	AUD	270	211
4.500%, 04/21/2033		285	239
4.250%, 04/21/2026		3,900	3,179
3.750%, 04/21/2037		1,388	1,042
2.750%, 04/21/2024		1,785	1,308
Government of Australia, Ser 122
5.250%, 03/15/2019		2,000	1,552
Government of Australia, Ser 124
5.750%, 05/15/2021		2,350	1,954
National Australia Bank MTN
2.625%, 01/13/2017	EUR	370	390
Queensland Treasury, Ser 17
6.000%, 09/14/2017	AUD	780	581
Westpac Banking MTN
1.500%, 03/24/2021	EUR	220	246
1.375%, 04/17/2020		230	254

			11,940

Austria – 0.4%
Republic of Austria
4.150%, 03/15/2037 (A)		115	191
3.650%, 04/20/2022 (A)		290	370
3.150%, 06/20/2044 (A)		150	231
1.950%, 06/18/2019 (A)		280	314
1.150%, 10/19/2018 (A)		300	327
0.750%, 10/20/2026 (A)		317	344

			1,777

Belgium – 1.6%
Anheuser-Busch InBev MTN
2.750%, 03/17/2036		95	110
2.000%, 03/17/2028		435	485
1.500%, 03/17/2025		55	60
0.875%, 03/17/2022		560	606

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
KBC Group MTN
2.375%, 11/25/2024 (B)	EUR	2,000	$2,188
Kingdom of Belgium
3.750%, 06/22/2045		393	632
3.000%, 06/22/2034 (A)		350	481
1.000%, 06/22/2031 (A)		710	749
0.800%, 06/22/2025 (A)		715	781
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035 (A)		244	425
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020 (A)		496	608
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018		545	591

			7,716

Brazil – 1.1%
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2025	BRL	7,850	2,238
10.000%, 01/01/2027		9,001	2,548
Embraer Overseas
5.696%, 09/16/2023		$40	42
Minerva Luxembourg
6.500%, 09/20/2026 (A)		290	279
Petrobras Global Finance
8.375%, 05/23/2021		185	199

			5,306

Canada – 4.9%
Bank of Nova Scotia MTN
0.750%, 09/17/2021	EUR	570	619
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	66
3.250%, 06/17/2020		95	74
Bell Canada
3.350%, 06/18/2019		29	23
Canada Housing Trust No. 1
3.800%, 06/15/2021 (A)		2,465	2,023
CDP Financial
4.400%, 11/25/2019 (A)		$850	907
Cenovus Energy
5.700%, 10/15/2019		89	95
3.000%, 08/15/2022		22	21
Government of Canada
5.750%, 06/01/2033	CAD	1,780	1,975
4.000%, 06/01/2041		1,092	1,064
3.500%, 12/01/2045		1,450	1,344
1.750%, 09/01/2019		505	386
1.500%, 06/01/2026		1,605	1,174
0.750%, 03/01/2021		3,895	2,866
0.750%, 09/01/2021		2,910	2,134
Muskrat Falls
3.630%, 06/01/2029 (A)		340	277

SEI Institutional International Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
NOVA Chemicals
5.250%, 08/01/2023 (A)		$150	$152
Province of British Columbia
3.250%, 12/18/2021	CAD	1,150	922
2.250%, 03/01/2019		575	440
Province of Manitoba Canada
3.850%, 12/01/2021		710	581
Province of Ontario Canada
3.500%, 06/02/2024		1,200	972
3.450%, 06/02/2045		355	275
2.600%, 06/02/2025		1,614	1,224
2.400%, 06/02/2026		585	433
Province of Quebec Canada
3.500%, 12/01/2045		420	327
3.000%, 09/01/2023		850	670
2.750%, 09/01/2025		2,175	1,665
2.500%, 04/20/2026		$70	67
Rogers Communications
4.000%, 06/06/2022	CAD	165	133
Royal Bank of Canada
1.625%, 08/04/2020	EUR	290	324
Yamana Gold
4.950%, 07/15/2024		$286	280

			23,513

China – 0.1%
Sinopec Group Overseas Development
2.625%, 10/17/2020	EUR	240	272
Tencent Holdings MTN
3.375%, 05/02/2019 (A)		390	399

			671

Colombia – 0.2%
Colombian TES
7.000%, 05/04/2022	COP	2,678,900	905
Ecopetrol
7.375%, 09/18/2043		$121	123
5.875%, 05/28/2045		109	94

			1,122

Croatia – 0.1%
Croatia Government International Bond
3.875%, 05/30/2022	EUR	240	272

Czech Republic – 0.1%
Government of Czech Republic
4.700%, 09/12/2022	CZK	4,150	207
Government of Czech Republic, Ser 51
4.000%, 04/11/2017		8,050	318

			525

Denmark – 0.4%
Danske Bank
3.875%, 10/04/2023 (B)	EUR	375	419

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.500%, 04/16/2018	EUR	155	$171
2.000%, 09/08/2021 (A)		$360	350
Danske Bank MTN
5.375%, 09/29/2021 (B)	GBP	170	220
Kingdom of Denmark
4.500%, 11/15/2039	DKK	1,300	318
4.000%, 11/15/2017		1,600	236
1.500%, 11/15/2023		1,875	293

			2,007

Finland – 0.1%
Government of Finland
2.625%, 07/04/2042 (A)	EUR	55	79
1.500%, 04/15/2023 (A)		340	396

			475

France – 6.2%
Air Liquide Finance
2.250%, 09/27/2023 (A)		$370	355
BNP Paribas MTN
2.250%, 01/11/2027	EUR	355	364
BNP Paribas
5.019%, 12/31/2049 (B)		250	266
BPCE
5.250%, 04/16/2029	GBP	100	138
1.750%, 11/29/2019	EUR	600	668
Caisse Centrale du Credit Immobilier de France MTN
1.125%, 04/22/2019		100	109
Caisse de Refinancement de l’Habitat
3.500%, 04/25/2017		350	373
Caisse Francaise de Financement Local MTN
4.875%, 07/03/2017		220	238
3.625%, 02/26/2018		63	69
Casino Guichard Perrachon MTN
4.407%, 08/06/2019		700	809
Credit Agricole
6.637%, 05/29/2049 (B)		$515	484
Credit Agricole Home Loan
3.250%, 03/23/2017	EUR	100	106
Danone MTN
0.709%, 11/03/2024		300	312
Dexia Credit Local MTN
2.000%, 01/22/2021		200	227
1.625%, 10/29/2018		565	615
1.375%, 09/18/2019		500	549
0.625%, 01/21/2022		1,550	1,670
Electricite de France MTN
1.875%, 10/13/2036		800	763
Electricite de France
6.500%, 01/26/2019 (A)		$250	272
Elis
3.000%, 04/30/2022		250	272

2	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Europcar Groupe
5.750%, 06/15/2022	EUR	145	$161
France Government Bond OAT
0.500%, 05/25/2025		665	708
0.500%, 05/25/2026		2,890	3,018
0.250%, 11/25/2020		450	487
0.000%, 05/25/2020		1,590	1,705
0.000%, 05/25/2021		1,550	1,657
French Republic Government Bond OAT
1.750%, 05/25/2066 (A)		870	892
0.000%, 05/25/2022		2,400	2,549
Government of France
4.500%, 04/25/2041		220	375
4.000%, 10/25/2038		505	798
3.250%, 05/25/2045		1,315	1,909
2.500%, 05/25/2030		1,975	2,486
1.750%, 05/25/2023		1,350	1,580
Loxam SAS
7.000%, 07/23/2022		150	169
RCI Banque MTN
1.250%, 06/08/2022		200	216
Rexel
3.250%, 06/15/2022		240	264
Societe Generale
5.922%, 04/05/2017 (A)(B)		$180	179
Synlab Bondco
6.250%, 07/01/2022 (A)	EUR	160	184
TOTAL MTN
2.625%, 12/29/2049 (B)		200	198
Valeo MTN
1.625%, 03/18/2026		100	109
Wendel
1.000%, 04/20/2023		600	621
1.000%, 04/20/2023		900	929

			29,853

Germany – 6.3%
Allianz
5.625%, 10/17/2042 (B)		200	249
Allianz Finance II MTN
5.750%, 07/08/2041 (B)		700	858
Bundesobligation
0.250%, 10/11/2019		540	586
0.000%, 04/09/2021		4,545	4,920
Bundesrepublik Deutschland
6.250%, 01/04/2030		770	1,416
4.000%, 01/04/2037		375	639
2.500%, 07/04/2044		3,000	4,400
2.500%, 08/15/2046		1,099	1,631
1.000%, 08/15/2025		3,135	3,588
0.000%, 08/15/2026		4,124	4,269

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031	EUR	470	$835
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		280	499
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/2039		415	752
Bundesrepublik Deutschland, Ser 08
3.750%, 01/04/2019		1,730	1,993
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	422
Grand City Properties
1.500%, 04/17/2025	EUR	1,200	1,237
Kreditanstalt fuer Wiederaufbau MTN
2.800%, 02/17/2021	AUD	1,230	890
Kreditanstalt fuer Wiederaufbau
3.375%, 08/30/2017	CHF	370	374
RWE Finance, Ser E MTN
6.250%, 06/03/2030	GBP	125	209
Volkswagen Financial Services MTN
1.750%, 08/21/2017		230	285

			30,052

Guernsey – 0.0%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022	EUR	245	259

Indonesia – 0.2%
Indonesia Government International Bond MTN
2.875%, 07/08/2021		730	803

Ireland – 1.1%
AIB Mortgage Bank MTN
0.625%, 07/27/2020		305	328
Allied Irish Banks MTN
4.125%, 11/26/2025 (B)		177	189
Ardagh Packaging Finance
4.125%, 05/15/2023 (A)		245	270
Bank of Ireland MTN
4.250%, 06/11/2024 (B)		220	238
Bank of Ireland Mortgage Bank
1.750%, 03/19/2019		450	493
0.500%, 01/20/2020		305	327
Ireland Government Bond
4.500%, 10/18/2018		345	397
4.500%, 04/18/2020		300	368
3.400%, 03/18/2024		185	237
1.000%, 05/15/2026		2,000	2,155
0.800%, 03/15/2022		300	332

			5,334

Israel – 0.1%
Israel Government Bond
4.250%, 03/31/2023	ILS	1,241	386

SEI Institutional International Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Italy – 7.8%
Assicurazioni Generali MTN
7.750%, 12/12/2042 (B)	EUR	300	$377
Buoni Poliennali Del Tesoro
4.000%, 02/01/2037		555	720
FCA Capital Ireland MTN
2.875%, 01/26/2018		210	228
2.625%, 04/17/2019		350	387
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)		$200	185
1.125%, 03/04/2022	EUR	1,950	2,063
Italy Buoni Poliennali Del Tesoro
5.500%, 11/01/2022		3,255	4,312
5.000%, 08/01/2034		335	483
5.000%, 09/01/2040		1,000	1,458
4.750%, 09/01/2044 (A)		350	499
4.000%, 09/01/2020		2,355	2,825
3.750%, 05/01/2021		561	674
3.750%, 09/01/2024		1,265	1,558
3.500%, 03/01/2030 (A)		1,290	1,574
3.250%, 09/01/2046 (A)		105	118
2.700%, 03/01/2047 (A)		1,407	1,424
2.500%, 12/01/2024		625	710
2.000%, 12/01/2025		1,975	2,138
1.600%, 06/01/2026		305	318
1.350%, 04/15/2022		4,347	4,711
1.250%, 12/01/2026		3,255	3,258
0.750%, 01/15/2018		720	767
0.450%, 06/01/2021		1,026	1,081
0.300%, 10/15/2018		700	744
0.250%, 05/15/2018		2,750	2,917
LKQ Italia Bondco
3.875%, 04/01/2024		109	122
UniCredit MTN
6.950%, 10/31/2022		231	280
2.000%, 03/04/2023		1,000	1,084
Wind Acquisition Finance
4.750%, 07/15/2020 (A)		$200	202

			37,217

Japan – 23.4%
Government of Japan 10 Year Bond
0.900%, 06/20/2022	JPY	782,200	7,069
0.800%, 09/20/2023		506,750	4,598
0.300%, 12/20/2024		281,100	2,471
0.100%, 06/20/2026		714,900	6,173
Government of Japan 10 Year Bond, Ser 314
1.100%, 03/20/2021		157,700	1,421
Government of Japan 20 Year Bond
1.700%, 06/20/2033		531,800	5,522
1.400%, 09/20/2034		558,000	5,554
1.000%, 12/20/2035		50,000	465

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.500%, 09/20/2036	JPY	520,050	$4,396
0.200%, 06/20/2036		130,000	1,040
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		46,600	496
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029		100,700	1,070
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		55,000	582
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		877,850	9,110
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		298,400	3,058
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		146,650	1,482
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/2022		305,050	2,900
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027		397,600	4,157
Government of Japan 30 Year Bond
0.300%, 06/20/2046		96,100	736
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		108,450	1,265
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		295,900	3,411
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		127,000	1,412
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/2041		55,700	643
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		94,450	1,061
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		377,400	4,111
Government of Japan 40 Year Bond
0.400%, 03/20/2056		210,000	1,565
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		54,350	632
Government of Japan 5 Year Bond
0.300%, 09/20/2018		403,800	3,492
0.200%, 06/20/2019		514,950	4,456
0.100%, 12/20/2019		386,400	3,337
0.100%, 03/20/2020		470,550	4,065
Japan Treasury Discount Bill(C)
0.000%, 02/13/2017		600,000	5,146
0.000%, 02/20/2017		100,000	858
0.000%, 02/27/2017		250,000	2,144
0.000%, 03/06/2017		210,000	1,801
0.000%, 03/27/2017		110,000	944
Japanese Government CPI Linked Bond
0.100%, 03/10/2024		282,072	2,545
0.100%, 03/10/2025		51,844	473

4	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.100%, 03/10/2026	JPY	737,335	$6,742

			112,403

Kazakhstan – 0.1%
Tengizchevroil Finance International
4.000%, 08/15/2026 (A)		$385	361

Luxembourg – 0.1%
Altice Financing MTN
5.250%, 02/15/2023	EUR	235	263
Holcim Finance Luxembourg MTN
1.375%, 05/26/2023		110	118

			381

Mexico – 1.3%
Mexican Bonos
8.000%, 06/11/2020	MXN	58,346	2,915
7.750%, 11/13/2042		11,690	559
Mexican Bonos, Ser M
6.500%, 06/10/2021		5,356	253
Mexican Bonos, Ser M20
10.000%, 12/05/2024		19,807	1,113
Mexican Bonos, Ser M30
10.000%, 11/20/2036		1,235	73
Petroleos Mexicanos MTN
5.125%, 03/15/2023	EUR	425	484
4.625%, 09/21/2023 (A)		$148	144
1.875%, 04/21/2022	EUR	380	385
United Mexican States MTN
1.625%, 03/06/2024		416	429

			6,355

Morocco – 0.1%
Kingdom of Morocco
4.500%, 10/05/2020		370	432

Netherlands – 3.4%
ABN AMRO Bank MTN
7.125%, 07/06/2022		376	506
2.875%, 06/30/2025 (B)		1,000	1,110
2.875%, 01/18/2028 (B)		200	222
Achmea MTN
6.000%, 04/04/2043 (B)		210	240
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875%, 03/19/2020		1,400	1,737
2.500%, 05/26/2026 (B)		1,055	1,155
ING Bank MTN
6.875%, 05/29/2023 (B)	GBP	337	445
3.500%, 11/21/2023 (B)	EUR	375	416
3.375%, 03/23/2017		125	133
Kingdom of Netherlands
5.500%, 01/15/2028		295	481
4.000%, 01/15/2037 (A)		300	506

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.750%, 01/15/2042 (A)	EUR	60	$104
2.750%, 01/15/2047 (A)		50	77
2.000%, 07/15/2024 (A)		625	756
1.250%, 01/15/2019 (A)		485	532
0.250%, 01/15/2020		340	369
0.250%, 07/15/2025 (A)		1,170	1,240
0.250%, 07/15/2025 (A)		574	608
Netherlands Government Bond
0.500%, 07/15/2026 (A)		2,450	2,622
NN Group
4.625%, 04/08/2044 (B)		1,125	1,241
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (B)	GBP	153	197
Schaeffler Finance
2.500%, 05/15/2020	EUR	315	339
Shell International Finance
2.000%, 11/15/2018		$560	564
Teva Pharmaceutical Finance Netherlands II
1.875%, 03/31/2027	EUR	260	270
Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/2023		$244	231

			16,101

New Zealand – 0.8%
New Zealand Government Bond
6.000%, 05/15/2021	NZD	3,655	2,894
5.500%, 04/15/2023		320	255
3.000%, 04/15/2020		710	503
Westpac Securities MTN
0.875%, 06/24/2019	EUR	100	108

			3,760

Norway – 0.4%
DNB Bank
6.012%, 01/29/2049 (B)	GBP	150	185
Government of Norway
3.750%, 05/25/2021 (A)	NOK	4,910	635
2.000%, 05/24/2023 (A)		3,320	401
Kommunalbanken MTN
1.000%, 03/15/2018 (A)		$800	797

			2,018

Panama – 0.1%
Carnival
1.875%, 11/07/2022		390	435

Poland – 0.5%
Republic of Poland
3.250%, 07/25/2025	PLN	3,687	867
2.500%, 07/25/2018		710	171
Republic of Poland, Ser 1019
5.500%, 10/25/2019		1,520	395
Republic of Poland, Ser 1021
5.750%, 10/25/2021		3,490	942

SEI Institutional International Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Poland, Ser E MTN
4.200%, 04/15/2020	EUR	200	$239

			2,614

Portugal – 0.2%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/2025 (A)		1,197	1,197

Romania – 0.0%
Romanian Government International Bond MTN
4.625%, 09/18/2020		40	49
3.625%, 04/24/2024		20	23

			72

Saudi Arabia – 0.0%
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		$275	267

Singapore – 0.3%
Government of Singapore
4.000%, 09/01/2018	SGD	495	358
3.125%, 09/01/2022		275	201
3.000%, 09/01/2024		329	237
Lincoln Finance
6.875%, 04/15/2021	EUR	275	315
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	483

			1,594

Slovak Republic – 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	110	143

Slovenia – 0.1%
Slovenia Government Bond
1.500%, 03/25/2035		380	384

South Africa – 0.3%
Republic of South Africa
10.500%, 12/21/2026	ZAR	8,263	666
8.000%, 01/31/2030		8,625	568

			1,234

South Korea – 0.8%
Korea Treasury Bond
4.250%, 06/10/2021	KRW	1,270,230	1,159
4.000%, 12/10/2031		465,320	477
3.750%, 12/10/2033		190,350	195
3.500%, 03/10/2024		731,070	665
3.250%, 09/10/2018		520,990	443
3.000%, 09/10/2024		186,630	164
2.750%, 03/10/2018		511,230	429

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.750%, 12/10/2044	KRW	260,400	$242

			3,774

Spain – 6.4%
Ayt Cedulas Cajas Global
4.750%, 05/25/2027	EUR	400	561
3.750%, 12/14/2022		300	373
Banco de Sabadell
0.875%, 11/12/2021		400	432
Banco Popular Espanol
3.750%, 01/22/2019		100	114
2.125%, 10/08/2019		100	111
Bankia
4.125%, 03/24/2036		200	273
BBVA International Preferred SAU
5.919%, 10/18/2008 (B)		$335	332
CaixaBank
0.000%, 01/09/2018 (B)	EUR	200	211
Cirsa Funding Luxembourg
5.875%, 05/15/2023		165	185
5.750%, 05/15/2021		100	113
Ferrovial Emisiones MTN
3.375%, 06/07/2021		475	561
Fondo de Amortizacion del Deficit Electrico
4.125%, 03/17/2017		200	213
Government of Spain
6.000%, 01/31/2029		465	726
5.500%, 04/30/2021 (A)		780	1,009
4.700%, 07/30/2041 (A)		464	697
4.400%, 10/31/2023 (A)		388	506
4.200%, 01/31/2037 (A)		475	667
2.900%, 10/31/2046 (A)		2,823	3,141
2.750%, 10/31/2024 (A)		3,863	4,581
1.950%, 07/30/2030 (A)		120	129
1.600%, 04/30/2025 (A)		241	263
1.400%, 01/31/2020		885	974
1.300%, 10/31/2026 (A)		3,577	3,746
0.750%, 07/30/2021		9,100	9,806
Santander Consumer Finance MTN
0.900%, 02/18/2020		300	321
Santander Issuances SAU MTN
3.250%, 04/04/2026		300	323
Telefonica Emisiones MTN
5.375%, 02/02/2018	GBP	185	239

			30,607

Supranational – 0.2%
International Bank for Reconstruction & Development MTN
2.800%, 01/13/2021	AUD	1,230	894

6	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Supra-National – 0.3%
European Investment Bank MTN
1.250%, 05/12/2025	SEK	7,500	$833
European Investment Bank
1.900%, 01/26/2026	JPY	50,000	505

			1,338

Sweden – 0.5%
Kingdom of Sweden
3.500%, 03/30/2039	SEK	545	82
1.500%, 11/13/2023		1,020	123
1.000%, 11/12/2026		1,270	146
Kingdom of Sweden, Ser 1047
5.000%, 12/01/2020		3,700	494
Kingdom of Sweden, Ser 1052
4.250%, 03/12/2019		5,275	643
Nordea Bank MTN
4.000%, 03/29/2021	EUR	255	308
Skandinaviska Enskilda Banken
1.527%, 09/13/2019 (A)(B)		$200	200
Stadshypotek MTN
4.250%, 10/10/2017	AUD	600	440
Vattenfall
3.000%, 03/19/2077 (B)	EUR	175	166

			2,602

Switzerland – 1.4%
Credit Suisse Group
7.500%, 12/11/2048 (A)(B)		$270	282
Credit Suisse Group Funding Guernsey
2.750%, 08/08/2025	GBP	800	964
Demeter Investments BV for Zurich Insurance MTN
3.500%, 10/01/2046 (B)	EUR	1,500	1,635
Dufry Finance
4.500%, 08/01/2023		220	248
Glencore Funding
4.625%, 04/29/2024 (A)		$143	146
4.125%, 05/30/2023 (A)		57	58
Government of Switzerland
3.500%, 04/08/2033	CHF	100	151
3.000%, 05/12/2019		160	172
2.000%, 04/28/2021		1,070	1,177
2.000%, 05/25/2022		110	124
1.500%, 04/30/2042		150	191
1.250%, 06/11/2024		585	646
LafargeHolcim Finance US
3.500%, 09/22/2026 (A)		$200	195
UBS Group Funding Jersey
4.125%, 09/24/2025 (A)		220	224
1.750%, 11/16/2022	EUR	427	471

			6,684

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Thailand – 0.2%
Thailand Government Bond
4.875%, 06/22/2029	THB	3,365	$111
4.675%, 06/29/2044		1,800	61
3.650%, 12/17/2021		16,020	478
3.625%, 06/16/2023		7,815	233

			883

Turkey – 0.1%
Turkey Government International Bond
5.125%, 05/18/2020	EUR	235	267

United Kingdom – 11.9%
Anglian Water Services Financing
6.875%, 08/21/2023	GBP	230	377
Arqiva Financing MTN
4.040%, 06/30/2020		220	289
Aviva MTN
3.375%, 12/04/2045 (B)	EUR	1,000	1,036
Bank of Scotland
7.281%, 05/29/2049 (B)	GBP	950	1,389
Barclays MTN
2.625%, 11/11/2025 (B)	EUR	260	272
1.875%, 03/23/2021		2,010	2,189
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	283
BAT International Finance MTN
5.375%, 06/29/2017	EUR	425	460
4.000%, 11/23/2055	GBP	275	405
0.875%, 10/13/2023	EUR	625	658
BP Capital Markets
1.627%, 09/26/2018 (B)		$110	111
BP Capital Markets MTN
2.177%, 09/28/2021	EUR	245	281
British Telecommunications MTN
1.125%, 03/10/2023		300	322
Canary Wharf Finance II
6.455%, 04/22/2030	GBP	14	26
5.952%, 01/22/2035		20	31
Coventry Building Society MTN
4.625%, 04/19/2018		230	299
Delphi Automotive
1.500%, 03/10/2025	EUR	420	443
FCE Bank MTN
4.825%, 02/15/2017	GBP	200	248
HBOS Capital Funding
6.461%, 11/30/2049 (B)		115	149
Heathrow Funding MTN
1.875%, 05/23/2022	EUR	750	849
HSBC Holdings MTN
3.125%, 06/07/2028		600	668
Imperial Tobacco Finance MTN
3.375%, 02/26/2026		400	493

SEI Institutional International Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
International Game Technology
4.750%, 02/15/2023		160	$184
Lecta
6.500%, 08/01/2023 (A)		113	122
Lloyds Bank MTN
1.375%, 09/08/2022		420	463
1.000%, 11/19/2021		300	327
Lloyds Banking Group MTN
1.000%, 11/09/2023		1,250	1,293
National Grid Gas Finance MTN
1.125%, 09/22/2021	GBP	1,450	1,783
Nationwide Building Society MTN
4.625%, 02/08/2021	EUR	550	689
4.125%, 03/20/2023 (B)		295	323
0.500%, 10/29/2019		345	367
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	304
Rio Tinto Finance MTN
4.000%, 12/11/2029		165	235
Royal Bank of Scotland MTN
5.500%, 03/23/2020	EUR	675	827
3.875%, 10/19/2020		123	148
Royal Bank of Scotland Group
7.640%, 09/29/2017 (B)		$200	186
Royal Bank of Scotland Group MTN
2.500%, 03/22/2023	EUR	260	279
Santander UK MTN
4.250%, 04/12/2021		350	435
1.125%, 01/14/2022		330	357
Santander UK
6.222%, 05/29/2049 (B)	GBP	170	208
Sky MTN
1.500%, 09/15/2021	EUR	355	390
Standard Chartered
6.409%, 01/30/2049 (A)(B)		$500	383
TSB Banking Group MTN
5.750%, 05/06/2026 (B)	GBP	104	134
United Kingdom Gilt
4.500%, 09/07/2034		120	211
4.500%, 12/07/2042		1,500	2,869
4.250%, 12/07/2027		125	200
4.250%, 06/07/2032		2,300	3,858
4.250%, 06/07/2032		110	185
3.750%, 07/22/2052		135	255
3.500%, 01/22/2045		1,060	1,774
3.250%, 01/22/2044		910	1,453
2.500%, 07/22/2065		2,011	3,157
2.250%, 09/07/2023		2,510	3,393
2.000%, 09/07/2025		4,228	5,614
1.750%, 07/22/2019		1,155	1,487
1.500%, 01/22/2021		875	1,128
1.250%, 07/22/2018		830	1,045

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.500%, 07/22/2022	GBP	1,320	$1,613
United Kingdom Treasury
4.750%, 12/07/2030		1,035	1,796
4.250%, 03/07/2036		595	1,031
4.250%, 09/07/2039		1,170	2,092
4.250%, 12/07/2040		500	905
4.250%, 12/07/2046		530	1,015
Virgin Media Secured Finance
5.500%, 01/15/2021		300	409
Wales & West Utilities Finance
6.250%, 11/30/2021		240	365
Western Power Distribution West Midlands
3.875%, 10/17/2024		230	322

			56,892

United States – 6.6%
21st Century Fox America
4.500%, 02/15/2021		$75	80
Adient Global Holdings
3.500%, 08/15/2024 (A)	EUR	110	118
Aetna
2.800%, 06/15/2023		$250	246
2.750%, 11/15/2022		40	40
Altria Group
4.750%, 05/05/2021		180	196
4.250%, 08/09/2042		265	261
American Express Credit
0.625%, 11/22/2021	EUR	367	390
American International Group
5.750%, 03/15/2067 (B)	GBP	150	186
Amgen
1.250%, 02/25/2022		550	599
Anthem
4.650%, 01/15/2043		$110	110
2.300%, 07/15/2018		150	151
AT&T
4.875%, 06/01/2044	GBP	130	190
Bank of America MTN
5.500%, 11/22/2021		225	320
2.375%, 06/19/2024	EUR	835	960
0.234%, 09/14/2018 (B)		375	396
Becton Dickinson
1.900%, 12/15/2026		282	306
Berkshire Hathaway
1.125%, 03/16/2027		297	307
0.500%, 03/13/2020		570	609
Carnival
1.625%, 02/22/2021		180	199
CenturyLink
7.500%, 04/01/2024		$130	136
Charter Communications Operating
4.908%, 07/23/2025		375	395

8	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.579%, 07/23/2020		$180	$184
Citigroup MTN
1.500%, 10/26/2028	EUR	1,400	1,428
Coca-Cola
1.100%, 09/02/2036		145	138
ConocoPhillips
5.750%, 02/01/2019		$420	451
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl XA, IO
0.958%, 04/15/2050 (B)		1,464	81
DH Europe Finance
1.700%, 01/04/2022		535	601
Diamond Offshore Drilling
4.875%, 11/01/2043		270	192
Discovery Communications
1.900%, 03/19/2027	EUR	242	247
FedEx
1.000%, 01/11/2023		560	598
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
2.056%, 04/25/2029 (B)		$605	606
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
5.106%, 04/25/2029 (B)		153	158
GE Capital European Funding Unlimited MTN
2.250%, 07/20/2020	EUR	1,300	1,479
General Electric
1.875%, 05/28/2027		300	342
Goldman Sachs Group
4.750%, 10/12/2021		1,000	1,238
2.625%, 04/25/2021		$425	422
Goldman Sachs Group MTN
3.000%, 02/12/2031	EUR	926	1,060
2.000%, 07/27/2023		900	1,003
1.625%, 07/27/2026		825	863
HCA
5.250%, 06/15/2026		35	36
Hertz Holdings Netherlands
4.125%, 10/15/2021		160	171
4.125%, 10/15/2021 (A)		114	121
Hess
4.300%, 04/01/2027		$488	486
Honeywell International
1.300%, 02/22/2023		240	263
HSBC Holdings
2.950%, 05/25/2021		375	375
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A3A1
3.538%, 09/15/2047		185	190
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048		200	196

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
JPMorgan Chase
3.200%, 06/15/2026		$425	$416
JPMorgan Chase MTN
0.816%, 05/30/2017 (B)	GBP	100	123
Lam Research
2.800%, 06/15/2021		$359	357
Mastercard
1.100%, 12/01/2022	EUR	445	483
Mellon Capital III
1.875%, 09/05/2066 (B)	GBP	300	350
Molson Coors Brewing
1.250%, 07/15/2024	EUR	1,710	1,801
Morgan Stanley
1.875%, 03/30/2023		490	549
Morgan Stanley MTN
1.750%, 01/30/2025		830	904
1.000%, 12/02/2022		345	368
National Capital Trust I(B)
5.620%, 12/17/2018 (A)	GBP	35	45
5.620%, 09/29/2049		150	191
Nordea Bank MTN
2.250%, 05/27/2021 (A)		$425	416
Odebrecht Finance
7.125%, 06/26/2042		280	163
Philip Morris International MTN
2.875%, 03/03/2026	EUR	335	409
1.875%, 03/03/2021		300	338
PNC Bank
2.700%, 11/01/2022		$445	438
PNC Funding
5.125%, 02/08/2020		300	325
3.300%, 03/08/2022		150	154
Priceline Group
1.800%, 03/03/2027		146	149
Prologis International Funding II MTN
2.875%, 04/04/2022	EUR	220	255
Prudential Financial
5.625%, 06/15/2043 (B)		$125	130
Republic Services
4.750%, 05/15/2023		155	169
S&P Global
4.400%, 02/15/2026		313	331
Sabine Pass Liquefaction
5.625%, 04/15/2023		195	207
Seagate HDD Cayman
4.750%, 06/01/2023		101	100
4.750%, 01/01/2025		123	117
Societe Generale MTN
2.500%, 04/08/2021 (A)		500	495
Thermo Fisher Scientific
1.500%, 12/01/2020		426	468
0.750%, 09/12/2024		155	158

SEI Institutional International Trust / Quarterly Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
United Technologies
1.125%, 12/15/2021	$	390	$426
Vale Overseas
5.875%, 06/10/2021		169	177
Valeant Pharmaceuticals International
4.500%, 05/15/2023 (A)	EUR	170	129
Verizon Communications
2.625%, 12/01/2031		150	169
Wells Fargo MTN
4.600%, 04/01/2021	$	75	81
1.375%, 10/26/2026	EUR	175	184
Wells Fargo Bank MTN
5.250%, 08/01/2023	GBP	350	511
ZF North America Capital
2.750%, 04/27/2023	EUR	200	222

			31,432

Total Global Bonds (Cost $474,897) ($ Thousands)			445,381

MORTGAGE-BACKED SECURITIES – 2.7%

Agency Mortgage-Backed Obligations – 0.4%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.584%, 02/25/2024 (B)	$	82	82
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M1
2.034%, 09/25/2024 (B)		120	120
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
2.434%, 10/25/2027 (B)		490	497
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.184%, 12/25/2027 (B)		185	189
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M1
1.684%, 05/25/2025 (B)		138	138
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.556%, 05/25/2028 (B)		270	276
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
3.325%, 07/25/2028 (B)		276	284

Description		Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
7.106%, 09/25/2028 (B)	$	250	$288

			1,874

Non-Agency Mortgage-Backed Obligations – 2.3%
Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/2051		104	106
Banc of America Commercial Mortgage, Ser 2015-UBS7, Cl A4
3.705%, 09/15/2048		180	187
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
3.189%, 09/25/2034 (B)		36	34
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (B)		25	25
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045		125	128
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl D
5.066%, 03/10/2047 (A)(B)		20	17
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A3
2.935%, 04/10/2048		30	30
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A4
3.192%, 04/10/2048		15	15
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl A4
3.762%, 06/10/2048		175	183
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048		55	58
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.972%, 05/25/2035 (B)		373	346
COMM Mortgage Trust, Ser 2008-LS1, Cl A4B
6.298%, 12/10/2049 (B)		188	192
COMM Mortgage Trust, Ser 2012-CR1, Cl A3
3.391%, 05/15/2045		15	16
COMM Mortgage Trust, Ser 2012-CR4, Cl A3
2.853%, 10/15/2045		130	131
COMM Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/2045		125	124
COMM Mortgage Trust, Ser 2012-CRE4, Cl XA, IO
2.059%, 10/15/2045 (B)		169	12
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044		120	125

10	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.238%, 07/10/2045 (B)	$90	$98
COMM Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046 (B)	80	86
COMM Mortgage Trust, Ser 2013-CR6, Cl D
4.310%, 03/10/2046 (A)(B)	515	461
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	135	137
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	205	211
COMM Mortgage Trust, Ser 2013-CR9, Cl A3
4.022%, 07/10/2045	50	53
COMM Mortgage Trust, Ser 2013-LC13, Cl A5
4.205%, 09/10/2023	45	49
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047	70	74
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	180	189
COMM Mortgage Trust, Ser 2014-CR21, Cl A3
3.528%, 12/10/2047	75	77
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	25	26
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	165	171
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (A)	100	100
COMM Mortgage Trust, Ser 2015-CR23, Cl A4
3.497%, 05/10/2048	80	82
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	90	93
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	155	156
COMM Mortgage Trust, Ser 2015-LC19, Cl A4
3.183%, 02/10/2048	70	71
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	50	51
Commercial Mortgage Pass Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	70	71
Commercial Mortgage Pass Through Certificates, Ser CR14, Cl XA, IO
0.988%, 02/10/2047 (B)	683	23
Commercial Mortgage Pass-Through Certificates, Ser 2008-C1, Cl A3
6.266%, 02/15/2041 (B)	55	56
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	238	237
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.877%, 06/15/2039 (B)	99	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	$25	$24
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl XA, IO
1.055%, 06/15/2057 (B)	535	27
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl D
3.508%, 08/15/2048 (B)	75	56
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.691%, 08/15/2048	160	167
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	155	161
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl XA, IO
1.210%, 11/15/2048 (B)	996	62
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
2.584%, 10/25/2023 (B)	51	51
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
2.184%, 01/25/2024 (B)	368	369
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.534%, 05/25/2024 (B)	6	6
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M1
2.684%, 11/25/2024 (B)	5	5
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M1
1.792%, 05/25/2025 (B)	14	14
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M1
2.588%, 09/25/2028 (B)	433	437
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
5.006%, 01/25/2029 (B)	95	98
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
2.106%, 01/25/2029 (B)	152	153
GE Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.606%, 12/10/2049 (B)	35	35
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.793%, 08/10/2045 (B)	128	129
GS Mortgage Securities II, Ser 2012-ALOH, Cl A
3.551%, 04/10/2034 (A)	100	105

SEI Institutional International Trust / Quarterly Report / December 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser 2015-GC30, Cl A4
3.382%, 05/10/2050	$160	$	162
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.537%, 08/10/2044 (A)(B)	337		17
GS Mortgage Securities Trust, Ser 2013-GC13, Cl XA, IO
0.260%, 07/10/2046 (B)	2,784		17
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	175		186
GS Mortgage Securities Trust, Ser 2014-GC20, Cl D
5.029%, 04/10/2047 (A)(B)	80		55
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
2.763%, 01/25/2035 (B)	92		87
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl XA, IO
0.996%, 09/15/2047 (B)	978		35
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl A4
3.179%, 02/15/2048	25		25
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/2051	34		34
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4
6.068%, 02/12/2051	27		27
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4FL
2.038%, 02/12/2051 (B)	305		292
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045	135		137
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A5
2.840%, 12/15/2047	135		137
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, Cl A
1.624%, 06/15/2029 (A)(B)	130		130
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
2.839%, 12/25/2034 (B)	72		72
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.286%, 04/15/2041 (B)	39		40
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.458%, 03/10/2049 (A)	159		154
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.419%, 08/12/2048	21		21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	$40	$41
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/2045	100	102
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.220%, 07/15/2046 (B)	175	187
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A4
4.259%, 10/15/2046 (B)	65	70
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A3
3.766%, 11/15/2046	130	136
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A5
4.064%, 02/15/2047	25	27
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl A4
3.526%, 12/15/2047	55	56
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	65	65
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl A4
3.306%, 04/15/2048	60	60
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl XA, IO
1.269%, 10/15/2048 (B)	134	9
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C31, Cl A5
3.102%, 11/15/2049	175	172
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.402%, 10/12/2052 (A)(B)	10	6
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.402%, 10/12/2052 (A)(B)	15	12
Morgan Stanley Capital I Trust, Ser 2008-TOP29, Cl D
6.477%, 01/11/2043 (A)(B)	35	35
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	140	145
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4A
5.988%, 08/15/2045 (A)(B)	152	153
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (A)(B)	135	133

12	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	$40	$	41
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	130		133
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/2046	70		71
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	165		169
Wells Fargo Commercial Mortgage Trust, Ser 2015-C29, Cl A4
3.637%, 06/15/2048	180		186
Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Cl A3
3.411%, 09/15/2058	165		168
Wells Fargo Commercial Mortgage Trust, Ser 2015-LC22, Cl A4
3.839%, 09/15/2058	35		37
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS1, Cl D
4.241%, 05/15/2048 (B)	65		51
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl A4
3.560%, 01/15/2059	170		174
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	45		47
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/2045	195		197
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl D
5.776%, 04/15/2045 (A)(B)	55		55
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	20		20
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A3
2.870%, 11/15/2045	75		76
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047	160		171
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A5
3.995%, 05/15/2047	100		106
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	75		77

Description		Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commerical Mortgage Trust, Ser 2013-C15, Cl A3
3.881%, 08/15/2046	$	70	$	74

				11,190

Total Mortgage-Backed Securities (Cost $13,245) ($ Thousands)				13,064

CORPORATE OBLIGATIONS – 0.8%
United States – 0.8%
Allison Transmission
5.000%, 10/01/2024 (A)		290		293
CenturyLink
6.450%, 06/15/2021		144		152
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025 (A)		189		193
CNA Financial
7.250%, 11/15/2023		110		130
Cox Communications
2.950%, 06/30/2023 (A)		127		120
Diamond 1 Finance
5.450%, 06/15/2023 (A)		240		255
4.420%, 06/15/2021 (A)		240		248
General Motors Financial
2.236%, 04/10/2018 (B)		328		330
Hewlett Packard Enterprise
4.900%, 10/15/2025 (A)		350		360
Mylan
3.950%, 06/15/2026		79		74
Nabors Industries
5.500%, 01/15/2023 (A)		187		195
Navient MTN
5.500%, 01/15/2019		248		257
Pioneer Natural Resources
4.450%, 01/15/2026		75		79
Sprint Spectrum
3.360%, 09/20/2021 (A)		246		246
Transocean
9.000%, 07/15/2023 (A)		280		287
Western Digital
7.375%, 04/01/2023 (A)		265		291

				3,510

Total Corporate Obligations (Cost $3,427) ($ Thousands)				3,510

U.S. TREASURY OBLIGATIONS – 0.6%
U.S. Treasury Bond
2.500%, 02/15/2046		508		451

SEI Institutional International Trust / Quarterly Report / December 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds
0.250%, 01/15/2025	$	1,934	$	1,902
0.125%, 04/15/2018		282		285
0.125%, 04/15/2019		93		94

Total U.S. Treasury Obligations (Cost $2,794) ($ Thousands)				2,732

ASSET-BACKED SECURITY – 0.0%
Other Asset-Backed Securities – 0.0%

Volta Electricity Receivables, Ser 2013-1, Cl SNR
4.172%, 02/16/2017	EUR	15		16

Total Asset-Backed Security (Cost $19) ($ Thousands)				16

Total Investments – 97.0% (Cost $494,382) ($ Thousands) @			$	464,703

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

Australian 10-Year Bond	–	Mar-2017	$3
Australian 3-Year Bond	67	Mar-2017	(10)
Canadian 10-Year Bond	(8)	Mar-2017	11
Euro	(180)	Mar-2017	236
Euro-Bob	(24)	Mar-2017	(42)
Euro-Bond	(17)	Mar-2017	(39)
Euro-BTP	(9)	Mar-2017	(17)
Euro-Bund	3	Mar-2017	–
Euro-Buxl 30 Year Bond	(2)	Mar-2017	(7)
Euro-OAT 10 Year Bond	8	Mar-2017	(7)
Japanese 10-Year Bond	3	Mar-2017	3
Japanese 10-Year MINI	81	Mar-2017	8
Long Gilt 10-Year Bond	(11)	Mar-2017	(45)
U.S. 10-Year Treasury Note	(83)	Mar-2017	(16)
U.S. 2-Year Treasury Note	(43)	Apr-2017	9
U.S. 5-Year Treasury Note	75	Mar-2017	(54)
U.S. Long Treasury Bond	2	Mar-2017	10
U.S. Ultra Long Treasury Bond	(30)	Mar-2017	48
Ultra 10-Year U.S. Treasury Bond	(8)	Mar-2017	3

			$94

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

01/04/17-02/03/17	USD	1,136	DKK	7,954	$(7)
01/04/17	USD	1,706	BRL	6,397	259
01/04/17-02/03/17	USD	4,828	CAD	6,405	(50)
01/04/17-02/03/17	NZD	7,946	USD	5,620	82
01/04/17-02/03/17	USD	10,870	GBP	8,679	(143)
01/04/17-02/03/17	USD	12,140	JPY	1,395,549	(164)
01/04/17-02/23/17	SEK	23,301	USD	2,551	(18)
01/04/17-02/03/17	AUD	31,225	USD	23,229	630
01/04/17-02/02/17	BRL	39,219	USD	11,194	(813)
01/04/17-02/03/17	CAD	44,679	USD	33,357	30
01/04/17-02/03/17	GBP	58,069	USD	72,275	506
01/04/17-02/03/17	JPY	17,110,568	USD	150,387	3,568
01/05/17-01/09/17	PLN	10,300	USD	2,611	143
01/09/17	USD	435	NOK	3,642	(12)
01/09/17	ILS	1,368	USD	357	1
01/09/17-02/03/17	CHF	2,929	USD	2,896	13
01/09/17-03/14/17	SGD	6,611	USD	4,633	58
01/09/17-02/03/17	USD	9,548	EUR	8,991	(58)
01/09/17	NOK	12,796	USD	1,494	8
01/09/17	CZK	13,857	USD	545	4
01/09/17-01/31/17	ZAR	17,991	USD	1,278	(34)
01/09/17	MXN	24,420	USD	1,177	(7)
01/09/17	THB	31,313	USD	880	6
01/09/17-02/03/17	EUR	185,955	USD	198,978	2,714
01/09/17-01/10/17	KRW	4,860,090	USD	4,149	124
01/10/17	USD	263	CHF	270	3
01/10/17-01/11/17	USD	264	MXN	5,461	1
01/10/17-01/10/17	USD	394	NZD	553	(9)
01/10/17-01/19/17	USD	1,315	AUD	1,776	(29)
01/10/17-01/10/17	USD	1,371	SEK	12,636	20
01/11/17	USD	1,125	MXN	22,944	(12)
01/11/17	MXN	87,434	USD	4,297	57
01/17/17	USD	1,871	RUB	121,754	118
01/17/17	RUB	62,343	USD	1,007	(12)
01/18/17	USD	3,570	CZK	92,000	25
02/03/17	USD	90	SGD	130	–
02/03/17-04/01/17	USD	186	ZAR	2,545	(2)
02/03/17-02/03/17	USD	242	KRW	292,160	–
02/03/17	DKK	1,331	USD	189	–
02/08/17	USD	375	TRY	1,328	–
02/08/17	TRY	1,326	USD	382	7
03/08/17-06/16/17	USD	431	ARS	7,617	16
03/14/17	USD	941	IDR	12,665,842	(11)

					$7,012

14	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Continued)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

ANZ	$(2,788)	$2,751	$(37)
Bank of America	(26,788)	27,514	726
Barclays PLC	(23,108)	23,428	320
BIC	(61,012)	62,061	1,049
BMO Capital	(23,950)	24,552	602
BNP Paribas	(15,890)	15,835	(55)
Brown Brothers Harriman	(27,237)	26,695	(542)
BT Brokerage	(21,316)	21,499	183
Citigroup	(113,170)	115,267	2,097
Commonwealth Bank Of Australia	(1,410)	1,438	28
Credit Agricole	(107)	110	3
Credit Suisse First Boston	(4,071)	4,166	95
Goldman Sachs	(5,192)	5,582	390
HSBC	(59,083)	59,191	108

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

ITG	$(190)	$212	$22
JPMorgan Chase Bank	(16,290)	16,273	(17)
Merrill Lynch	(943)	923	(20)
Morgan Stanley	(38,960)	39,293	333
National Australia Capital Markets	(923)	936	13
Nomura Securities International	(945)	945	—
RBC	(9,567)	9,563	(4)
Royal Bank of Scotland	(1,908)	1,886	(22)
Societe Generale	(32,961)	33,989	1,028
Standard Chartered	(6,636)	6,678	42
State Street	(69,835)	70,448	613
UBS	(5,240)	5,297	57

			$7,012

For the period ended December 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at December 31, 2016, are as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation Depreciation ($ Thousands)

Credit Suisse	Cmbx.Na.Bb.6	SELL	3.00	05/11/49	$(130)	$-
Credit Suisse	Cmbx.Na.Bb.6	SELL	5.00	05/11/49	(370)	14
Credit Suisse	Cmbx.Na.Bb.6	SELL	5.00	05/11/49	(240)	(1)
Credit Suisse	Cmbx.Na.Bbb-.6	SELL	3.00	05/11/49	(373)	7
Credit Suisse	Cmbx.Na.Bbb-.6	SELL	3.00	05/11/49	(127)	2
Credit Suisse	Cmbx.Na.Bbb-.6	SELL	3.00	05/11/49	(134)	1
Credit Suisse	Cmbx.Na.Bbb-.6	SELL	3.00	05/11/49	(460)	10
Deutsche Bank	Cmbx.Na.Bbb-.6	SELL	3.00	05/11/49	(406)	7

						$40

A list of open centrally cleared swap agreements held by the Fund at December 31, 2016, are as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)

Morgan Stanley	2.13%	3-Month USD - LIBOR	11/09/25	USD	2,240	$27

For the period ended December 31, 2016, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $479,304 ($ Thousands).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $48,898 ($ Thousands), representing 10.2% of the net assets of the Fund.

(B)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.

(C)	The rate reported is the effective yield at the time of purchase.

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $494,382 ($ Thousands), and the unrealized appreciation and depreciation were $3,687 ($ Thousands) and $(33,366) ($ Thousands), respectively.

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

Cl – Class

COP – Colombian Peso

CPI – Consumer Price Index

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

SEI Institutional International Trust / Quarterly Report / December 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

International Fixed Income Fund (Concluded)

IDR – Indonesian Rupiah

ILS – Israeli New Sheckels

IO – Interest Only – face amount represents notional amount.

JPY – Japanese Yen

KRW – Korean Won

LIBOR – London Interbank Offered Rate

MTN – Medium Term Note

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

OTC – Over the Counter

PLC – Public Limited Company

PLN – Polish Zloty

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

S&P– Standard & Poor’s

SGD – Singapore Dollar

SEK – Swedish Krona

Ser – Series

THB – Thai Bhat

TRY – Turkish Lira

USD – United States Dollar

ZAR – South African Rand

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instrments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Global Bonds	$–	$445,381	$–	$445,381
Mortgage-Backed Securities	–	13,064	–	13,064
Corporate Obligations	–	3,510	–	3,510
Asset-Backed Security	–	16	–	16

Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$–	$2,732	$–	$2,732

Total Investments in Securities	$–	$464,703	$–	$464,703

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$331	$–	$–	$331
Unrealized Depreciation	(237)	–	–	(237)
Forwards Contracts *
Unrealized Appreciation		8,392	–	8,392
Unrealized Depreciation	–	(1,380)	–	(1,380)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	–	41	–	41
Unrealized Depreciation	–	(1)	–	(1)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	27	–	27

Total Other Financial Instruments	$94	$7,079	$–	$7,173

* Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of December 31, 2016, the International Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $2.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total

Fair value of written credit derivatives	$-	$-	$-	$(298,675)	$(298,675)
Maximum potential amount of future payments	-	-	-	2,240,000	2,240,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total

Current credit spread* on underlying (in basis points)[1]	$-	$-	$-	$-	$-	$-
0-400	-	-	-	-	-	-
> than 400	-	-	-	-	2,240,000	2,240,000
Total	$-	$-	$-	$-	$2,240,000	$2,240,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

16	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS – 94.7%
Angola – 0.0%
Angolan Government International Bond
9.500%, 11/12/2025 (A)		$539	$520

Argentina – 4.6%
Arcor SAIC
6.000%, 07/06/2023 (B)		108	113
Argentine Bonad Bonds
2.400%, 03/18/2018		1,568	1,527
Argentine Bonos del Tesoro
21.200%, 09/19/2018	ARS	14,809	1,008
16.000%, 10/17/2023		31,607	1,983
15.500%, 10/17/2026		89,176	5,618
Argentine Republic Government International Bond
7.625%, 04/22/2046 (B)		$40	40
7.500%, 04/22/2026		39	41
7.125%, 07/06/2036 (B)		228	217
5.000%, 01/15/2027	EUR	4,455	4,133
3.875%, 01/15/2022		900	908
Cablevision
6.500%, 06/15/2021 (B)		$214	218
City of Buenos Aires Argentina
7.500%, 06/01/2027 (B)		969	991
Petrobras Argentina
7.375%, 07/21/2023 (B)		270	263
Provincia de Buenos Aires
9.950%, 06/09/2021 (B)		1,240	1,398
Provincia de Cordoba
7.125%, 06/10/2021 (B)		531	546
Provincia del Chaco Argentina
9.375%, 08/18/2024		517	481
Republic of Argentina
8.280%, 12/31/2033		8,048	8,591
8.280%, 12/31/2033		4,154	4,309
7.820%, 12/31/2033	EUR	13,471	13,818
7.820%, 12/31/2033		4,158	4,209
7.125%, 07/06/2036		$1,107	1,053
6.875%, 04/22/2021		165	176
6.250%, 04/22/2019		150	160
6.250%, 04/22/2019		85	91
4.191%, 12/15/2035 (C)	EUR	18,827	1,807
3.380%, 03/31/2019 (D)		566	332
3.043%, 12/15/2035 (C)		$1,203	109
2.500%, 03/31/2019 (D)(E)		2,148	1,321
2.260%, 03/31/2019 (D)	EUR	942	553
0.750%, 02/22/2017		$3,138	3,070
0.044%, 12/15/2035 (C)		11,382	1,047
YPF
8.500%, 07/28/2025 (B)		2,163	2,225

			62,356

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Armenia – 0.2%
Republic of Armenia
7.150%, 03/26/2025 (B)		$2,276	$2,388

Azerbaijan – 1.2%
Republic of Azerbaijan
4.750%, 03/18/2024 (A)(B)		3,101	3,078
Southern Gas Corridor
6.875%, 03/24/2026		3,379	3,639
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		963	1,014
6.950%, 03/18/2030		5,176	5,428
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		2,923	2,838
4.750%, 03/13/2023		200	194

			16,191

Bahrain – 0.1%
Bahrain Government International Bond
7.000%, 10/12/2028 (B)		641	655

Belize – 0.1%
Belize Government International Bond
5.000%, 08/20/2017 (D)		2,637	1,081

Bermuda – 0.3%
Government of Bermuda
4.854%, 02/06/2024		2,180	2,266
3.717%, 01/25/2027		1,521	1,437

			3,703

Brazil – 8.8%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (B)		660	701
Braskem Finance
5.750%, 04/15/2021		1,797	1,891
Brazil Letras do Tesouro Nacional(F)
17.573%, 07/01/2019	BRL	11,540	2,732
15.050%, 01/01/2019		89,674	22,370
14.857%, 01/01/2020		18,000	4,026
13.450%, 07/01/2018		23,119	6,067
10.673%, 01/01/2018		23,090	6,365
6.670%, 01/01/2019		8,972	2,238
Brazil Loan Trust 1
5.477%, 07/24/2023 (B)		$507	497
5.477%, 07/24/2023		300	292
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,176	1,096
5.333%, 02/15/2028		4,194	3,911
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2022	BRL	4,000	3,720
6.000%, 05/15/2035		1,000	943

SEI Institutional International Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021	BRL	19,202	$5,674
10.000%, 01/01/2023		37,741	10,895
10.000%, 01/01/2025		52,150	14,867
10.000%, 01/01/2027		7,980	2,259
Brazilian Government International Bond
6.000%, 04/07/2026		$2,012	2,082
5.625%, 02/21/2047		1,350	1,185
BRF
4.750%, 05/22/2024		1,660	1,613
Cosan Luxembourg
7.000%, 01/20/2027 (B)		253	252
ESAL GmbH
6.250%, 02/05/2023		1,050	1,053
6.250%, 02/05/2023 (B)		218	219
Federal Republic of Brazil
8.250%, 01/20/2034		3,341	3,860
5.625%, 01/07/2041		2,546	2,265
5.000%, 01/27/2045		157	127
4.875%, 01/22/2021		546	562
4.250%, 01/07/2025		611	571
2.625%, 01/05/2023		785	699
GTL Trade Finance
5.893%, 04/29/2024 (B)		149	148
Klabin Finance
5.250%, 07/16/2024		790	748
Marfrig Holdings Europe
8.000%, 06/08/2023		1,100	1,139
Minerva Luxembourg
6.500%, 09/20/2026		1,401	1,350
6.500%, 09/20/2026 (B)		858	827
Petrobras Global Finance
8.750%, 05/23/2026		2,735	2,951
8.375%, 05/23/2021		1,682	1,812
4.375%, 05/20/2023 (A)		714	624
Petrobras International Finance
5.375%, 01/27/2021		2,236	2,187
Ultrapar International
5.250%, 10/06/2026		330	322
Vale Overseas
6.250%, 08/10/2026		1,750	1,820

			118,960

Chile – 0.5%
Banco del Estado de Chile MTN
3.875%, 02/08/2022 (B)		230	235
Banco del Estado de Chile
4.125%, 10/07/2020 (B)		270	281
4.125%, 10/07/2020		30	32
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	80,000	131

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Empresa Electrica Angamos
4.875%, 05/25/2029 (B)		$1,323	$1,257
Empresa Nacional del Petroleo
3.750%, 08/05/2026 (B)		387	362
Nacional del Cobre de Chile
6.150%, 10/24/2036		592	672
5.625%, 09/21/2035 (A)		880	937
4.500%, 09/16/2025 (B)		726	737
3.000%, 07/17/2022 (A)(B)		843	817
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	507
3.125%, 01/21/2026		$735	724
VTR Finance
6.875%, 01/15/2024 (B)		86	89

			6,781

China – 0.4%
CNOOC Finance
3.500%, 05/05/2025		234	227
Sinochem Overseas Capital
4.500%, 11/12/2020		63	66
Sinopec Capital
3.125%, 04/24/2023 (B)		539	526
Sinopec Group Overseas Development
4.375%, 10/17/2023		539	564
3.900%, 05/17/2022 (B)		1,367	1,406
3.500%, 05/03/2026 (B)		1,070	1,036
2.750%, 05/03/2021 (B)		1,070	1,057
Three Gorges Finance I Cayman Islands
3.150%, 06/02/2026 (B)		200	191

			5,073

Colombia – 6.4%
Bogota Distrito Capital
9.750%, 07/26/2028 (B)	COP	8,820,000	2,975
9.750%, 07/26/2028		370,000	125
Colombian TES
11.000%, 07/24/2020		13,543,500	5,129
10.000%, 07/24/2024		21,261,600	8,361
7.750%, 09/18/2030		5,120,800	1,769
7.500%, 08/26/2026		31,693,200	10,847
7.000%, 05/04/2022		51,250,600	17,317
6.000%, 04/28/2028		18,090,300	5,442
5.000%, 11/21/2018		18,962,600	6,186
Ecopetrol
7.375%, 09/18/2043		$436	443
5.875%, 05/28/2045		1,355	1,171
5.375%, 06/26/2026		1,742	1,733
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	288
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		3,962,000	1,290
7.625%, 09/10/2024 (B)		3,116,000	960

2	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (B)	COP	1,127,000	$348
7.875%, 08/12/2024		884,000	273
Pacific Exploration and Production
5.625%, 01/19/2025 (B)		$2,298	471
Pacific Rubiales Energy
5.375%, 01/26/2019		900	161
Republic of Colombia MTN
3.875%, 03/22/2026	EUR	1,523	1,772
Republic of Colombia
11.750%, 02/25/2020		$322	410
10.375%, 01/28/2033		360	523
9.850%, 06/28/2027	COP	3,803,000	1,490
9.850%, 06/28/2027		1,257,000	492
8.125%, 05/21/2024		$824	1,030
7.750%, 04/14/2021	COP	3,331,000	1,151
7.375%, 09/18/2037		$2,626	3,191
6.125%, 01/18/2041		3,900	4,212
5.625%, 02/26/2044		152	156
5.000%, 06/15/2045		85	81
4.500%, 01/28/2026		636	655
4.375%, 07/12/2021		3,546	3,714
4.375%, 03/21/2023	COP	1,089,000	316
4.375%, 03/21/2023		1,782,000	517
4.000%, 02/26/2024		$1,660	1,677

			86,676

Costa Rica – 1.2%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (B)		753	755
5.875%, 04/25/2021 (B)		597	602
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	417
6.375%, 05/15/2043		250	195
Republic of Costa Rica
7.158%, 03/12/2045 (B)		1,237	1,146
7.158%, 03/12/2045		3,436	3,184
7.158%, 03/12/2045		4,272	3,958
7.000%, 04/04/2044 (B)		2,556	2,336
7.000%, 04/04/2044		2,387	2,181
4.375%, 04/30/2025		702	623
4.375%, 04/30/2025 (B)		207	184

			15,581

Croatia – 1.1%
Government of Croatia
6.625%, 07/14/2020		4,003	4,354
6.375%, 03/24/2021		1,490	1,620
6.375%, 03/24/2021 (B)		4,053	4,408
6.000%, 01/26/2024 (B)		1,993	2,160
5.875%, 07/09/2018	EUR	150	172
5.500%, 04/04/2023		$200	211

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.000%, 03/11/2025	EUR	2,390	$2,538

			15,463

Dominican Republic – 1.3%
Dominican Republic
15.950%, 06/04/2021	DOP	3,800	98
11.500%, 05/10/2024		55,000	1,253
11.000%, 01/05/2018		6,320	138
11.000%, 07/30/2021 (B)		53,760	1,176
9.040%, 01/23/2018		$363	375
8.625%, 04/20/2027		1,707	1,918
7.450%, 04/30/2044 (B)		2,608	2,624
7.450%, 04/30/2044		610	616
7.450%, 04/30/2044		1,015	1,025
6.875%, 01/29/2026		1,273	1,321
6.850%, 01/27/2045 (B)		3,708	3,503
6.850%, 01/27/2045		400	378
6.850%, 01/27/2045		235	222
6.600%, 01/28/2024		882	920
5.875%, 04/18/2024 (B)		536	537
5.500%, 01/27/2025		1,721	1,660

			17,764

Ecuador – 0.9%
EP PetroEcuador via Noble Sovereign Funding I
6.627%, 09/24/2019 (C)		536	541
Republic of Ecuador
10.750%, 03/28/2022 (B)		240	261
10.500%, 03/24/2020 (A)		1,209	1,300
10.500%, 03/24/2020 (B)		1,590	1,709
9.650%, 12/13/2026 (B)		830	852
7.950%, 06/20/2024		7,243	6,917

			11,580

Egypt – 0.1%
Government of Egypt
5.875%, 06/11/2025 (B)		2,140	1,941

El Salvador – 0.6%
Republic of El Salvador
7.750%, 01/24/2023		1,999	2,073
7.650%, 06/15/2035		418	388
7.650%, 06/15/2035		2,017	1,871
7.625%, 02/01/2041		1,020	926
7.375%, 12/01/2019		226	233
6.375%, 01/18/2027		863	794
6.375%, 01/18/2027 (B)		1,121	1,031
5.875%, 01/30/2025 (B)		704	642
5.875%, 01/30/2025		210	192
5.875%, 01/30/2025		200	183

			8,333

SEI Institutional International Trust / Quarterly Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Ethiopia – 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (B)		$510	$468

Gabon – 0.4%
Gabonese Republic
8.200%, 12/12/2017 (A)		282	292
6.950%, 06/16/2025 (B)		658	615
6.375%, 12/12/2024		4,505	4,184
6.375%, 12/12/2024 (B)		682	634

			5,725

Georgia – 0.1%
Republic of Georgia
6.875%, 04/12/2021 (B)		663	722

Ghana – 0.9%
Republic of Ghana
24.750%, 07/19/2021		3,864	1,059
24.500%, 04/22/2019		1,926	490
24.000%, 09/09/2019		964	242
10.750%, 10/14/2030		7,073	8,360
10.750%, 10/14/2030 (B)		1,112	1,314
7.875%, 08/07/2023		1,417	1,393

			12,858

Guatemala – 0.1%
Comcel Trust
6.875%, 02/06/2024 (B)		590	594
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/2024		350	353

			947

Hong Kong – 0.0%
Studio City
7.250%, 11/30/2021 (B)		413	427

Hungary – 3.3%
Magyar Export-Import Bank
4.000%, 01/30/2020 (B)		925	948
Republic of Hungary
7.625%, 03/29/2041		9,190	12,841
7.000%, 06/24/2022	HUF	330,470	1,427
6.750%, 10/22/2028		932,610	4,243
6.375%, 03/29/2021		$1,417	1,587
6.000%, 11/24/2023	HUF	1,627,070	6,852
5.750%, 11/22/2023		$5,326	5,905
5.500%, 06/24/2025	HUF	1,457,840	5,956
5.375%, 02/21/2023		$2,700	2,926
5.375%, 03/25/2024		873	952
3.000%, 06/26/2024	HUF	155,290	540

			44,177

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
India – 0.0%
Vedanta Resources
6.000%, 01/31/2019 (B)		$504	$505

Indonesia – 9.1%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	87,036,000	6,732
8.250%, 07/15/2021		10,611,000	807
Listrindo Capital
4.950%, 09/14/2026		$350	341
Majapahit Holding
7.875%, 06/29/2037		300	354
7.875%, 06/29/2037 (B)		205	242
7.750%, 01/20/2020		894	1,004
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,659	1,671
Pertamina Persero
6.500%, 05/27/2041 (B)		380	389
6.000%, 05/03/2042 (B)		935	899
6.000%, 05/03/2042		340	327
5.250%, 05/23/2021 (B)		921	969
4.875%, 05/03/2022 (B)		220	226
Pertamina Persero MTN
6.450%, 05/30/2044 (B)		665	673
6.450%, 05/30/2044		439	446
5.625%, 05/20/2043		2,692	2,477
5.625%, 05/20/2043 (B)		1,434	1,319
5.625%, 05/20/2043 (A)		300	276
Perusahaan Listrik Negara MTN
5.250%, 10/24/2042		580	512
Republic of Indonesia MTN
11.625%, 03/04/2019		80	96
11.625%, 03/04/2019 (B)		975	1,166
11.625%, 03/04/2019		1,049	1,254
6.750%, 01/15/2044 (B)		183	221
5.875%, 01/15/2024 (B)		888	980
5.875%, 01/15/2024		3,700	4,082
5.875%, 01/15/2024		2,876	3,173
5.250%, 01/17/2042		692	697
5.125%, 01/15/2045 (B)		217	217
4.750%, 01/08/2026		1,044	1,078
4.750%, 01/08/2026 (B)		2,723	2,811
4.125%, 01/15/2025		1,331	1,319
3.750%, 06/14/2028	EUR	1,100	1,180
3.375%, 04/15/2023 (B)		$1,939	1,891
Republic of Indonesia
12.800%, 06/15/2021	IDR	210,000	19
11.000%, 09/15/2025		3,200,000	281
9.000%, 03/15/2029		187,712,000	14,685
8.500%, 10/12/2035		$925	1,255
8.375%, 03/15/2024	IDR	236,319,000	17,936
8.375%, 09/15/2026		93,384,000	7,119

4	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.375%, 03/15/2034	IDR	113,294,000	$8,451
8.250%, 06/15/2032		17,369,000	1,281
8.250%, 05/15/2036		35,070,000	2,616
7.750%, 01/17/2038		$291	373
7.750%, 01/17/2038		2,721	3,492
7.000%, 05/15/2022	IDR	131,580,000	9,470
7.000%, 05/15/2027		10,300,000	722
6.625%, 05/15/2033		35,776,000	2,257
6.625%, 02/17/2037		$1,384	1,600
6.125%, 05/15/2028	IDR	26,020,000	1,646
5.625%, 05/15/2023		44,408,000	2,933
4.875%, 05/05/2021 (B)		$200	212
4.875%, 05/05/2021		1,312	1,389
3.700%, 01/08/2022		279	280
3.375%, 07/30/2025	EUR	5,180	5,595

			123,441

Iraq – 0.4%
Republic of Iraq
5.800%, 01/15/2028		$7,258	6,024

Ivory Coast – 0.8%
Ivory Coast Government Bond
6.375%, 03/03/2028 (B)		716	698
5.750%, 12/31/2032		1,791	1,655
5.750%, 12/31/2032		4,625	4,274
5.750%, 12/31/2032		3,413	3,154
5.375%, 07/23/2024 (B)		1,659	1,597

			11,378

Jamaica – 0.3%
Digicel Group
8.250%, 09/30/2020		1,072	920
8.250%, 09/30/2020 (B)		199	171
7.125%, 04/01/2022 (A)(B)		919	713
Government of Jamaica
7.875%, 07/28/2045		437	474
7.625%, 07/09/2025		517	591
Jamaica Government International Bond
8.000%, 03/15/2039		1,357	1,500

			4,369

Jordan – 0.1%
Jordan Government International Bond
5.750%, 01/31/2027		616	584
5.750%, 01/31/2027 (B)		233	221

			805

Kazakhstan – 0.6%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	741
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023		370	346

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.625%, 05/24/2023 (B)		$349	$327
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042 (B)		250	241
KazMunayGas National MTN
9.125%, 07/02/2018 (A)		942	1,024
6.375%, 04/09/2021 (B)		1,660	1,798
6.375%, 04/09/2021		2,329	2,523
Republic of Kazakhstan
6.375%, 10/06/2020 (B)		400	429
Republic of Kazakhstan MTN
6.500%, 07/21/2045		800	916

			8,345

Kenya – 0.6%
Kenya Government International Bond
6.875%, 06/24/2024 (B)		1,413	1,332
6.875%, 06/24/2024 (A)		2,885	2,720
5.875%, 06/24/2019 (A)(B)		805	823
Kenya Infrastructure Bond
12.500%, 05/12/2025	KES	56,200	532
11.000%, 09/15/2025		230,000	2,079
11.000%, 10/12/2026		20,000	178
11.000%, 03/15/2027		124,850	1,104

			8,768

Kuwait – 0.0%
Equate Petrochemical MTN
4.250%, 11/03/2026 (B)		287	274

Lithuania – 0.4%
Republic of Lithuania
7.375%, 02/11/2020 (B)		$195	222
6.625%, 02/01/2022		4,675	5,426

			5,648

Malaysia – 4.1%
1MDB Energy
5.990%, 05/11/2022		1,000	1,068
1MDB Global Investments
4.400%, 03/09/2023		5,100	4,303
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	247
4.935%, 09/30/2043		2,200	490
4.392%, 04/15/2026		10,601	2,355
4.378%, 11/29/2019		10,915	2,482
4.254%, 05/31/2035		1,827	385
4.232%, 06/30/2031		9,200	1,959
4.181%, 07/15/2024		11,316	2,499
4.160%, 07/15/2021		4,260	965
4.048%, 09/30/2021		4,330	969
4.012%, 09/15/2017		900	201
3.955%, 09/15/2025		26,626	5,756
3.892%, 03/15/2027		1,369	293
3.889%, 07/31/2020		2,330	523

SEI Institutional International Trust / Quarterly Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.800%, 08/17/2023	MYR	27,695	$6,062
3.795%, 09/30/2022		3,500	768
3.759%, 03/15/2019		8,099	1,815
3.659%, 10/15/2020		1,419	316
3.654%, 10/31/2019		11,930	2,661
3.620%, 11/30/2021		7,443	1,655
3.580%, 09/28/2018		4,747	1,057
3.502%, 05/31/2027		1,050	216
3.492%, 03/31/2020		6,880	1,525
3.480%, 03/15/2023		14,448	3,090
3.418%, 08/15/2022		15,169	3,269
3.314%, 10/31/2017		5,330	1,190
3.260%, 03/01/2018		10,540	2,346
Malaysia Government Investment Issue
4.070%, 09/30/2026		14,106	3,068
Petronas Capital MTN
3.500%, 03/18/2025 (A)(B)		$2,175	2,178

			55,711

Mexico – 8.1%
Alfa
6.875%, 03/25/2044		1,750	1,697
America Movil
7.125%, 12/09/2024	MXN	18,110	803
6.000%, 06/09/2019		12,420	572
Banco Nacional de Comercio Exterior SNC(C)
3.800%, 08/11/2026 (B)		$1,852	1,734
3.800%, 08/11/2026		536	502
Cemex
7.750%, 04/16/2026 (A)(B)		2,494	2,762
6.125%, 05/05/2025 (B)		170	174
5.700%, 01/11/2025 (A)(B)		208	209
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,694
5.750%, 02/14/2042 (B)		$500	464
4.875%, 01/15/2024 (B)		237	235
4.750%, 02/23/2027 (B)		1,016	975
Elementia
5.500%, 01/15/2025		233	227
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (B)		616	607
Mexican Bonos
7.750%, 11/23/2034	MXN	52,125	2,508
7.750%, 11/13/2042		54,910	2,626
6.500%, 06/09/2022		66,406	3,112
5.750%, 03/05/2026		59,120	2,546
5.000%, 12/11/2019		49,552	2,282
4.750%, 06/14/2018		801	38
Mexican Bonos, Ser M
6.500%, 06/10/2021		240,504	11,384
Mexican Bonos, Ser M10
8.500%, 12/13/2018		16,375	818

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexican Bonos, Ser M20
10.000%, 12/05/2024	MXN	239,071	$13,429
8.500%, 05/31/2029		85,532	4,416
8.000%, 12/07/2023		11,575	583
7.750%, 05/29/2031		97,286	4,713
Mexican Bonos, Ser M30
10.000%, 11/20/2036		32,263	1,904
8.500%, 11/18/2038		66,465	3,427
Mexico Government International Bond
4.350%, 01/15/2047		$1,340	1,149
Petroleos Mexicanos
9.500%, 09/15/2027		169	202
7.650%, 11/24/2021	MXN	8,440	376
7.470%, 11/12/2026		90,489	3,603
7.190%, 09/12/2024		77,130	3,182
6.625%, 06/15/2035		$5,013	4,938
6.625%, 06/15/2038		2,088	2,020
6.500%, 03/13/2027 (B)		208	215
6.500%, 06/02/2041		1,709	1,601
6.375%, 02/04/2021 (B)		326	347
6.375%, 01/23/2045		807	734
6.000%, 03/05/2020		335	353
5.500%, 01/21/2021		18	18
5.500%, 06/27/2044		284	236
5.500%, 06/27/2044		1,558	1,297
4.875%, 01/24/2022		271	272
4.875%, 01/18/2024		175	170
4.607%, 03/11/2022 (B)(C)		1,396	1,440
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (B)		1,708	1,802
6.875%, 08/04/2026		5,362	5,657
6.750%, 09/21/2047 (B)		2,328	2,199
6.375%, 01/23/2045 (B)		806	733
5.625%, 01/23/2046		749	622
4.625%, 09/21/2023 (B)		1,185	1,153
4.250%, 01/15/2025		2,450	2,253
2.750%, 04/21/2027	EUR	350	324
Petroloes Mexicanos MTN
5.625%, 01/23/2046 (B)		$800	664
Sixsigma Networks Mexico
8.250%, 11/07/2021 (B)		501	471
Trust F/1401
6.950%, 01/30/2044		1,920	1,738
United Mexican States
5.750%, 10/12/2110		468	432
4.600%, 01/23/2046		1,837	1,649
4.000%, 10/02/2023		138	138
3.600%, 01/30/2025		1,614	1,556
United Mexican States MTN
5.550%, 01/21/2045		338	345

6	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.750%, 03/08/2044		$200	$182

			110,512

Mongolia – 0.3%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		902	880
Mongolia Government Bond MTN
10.875%, 04/06/2021 (B)		1,205	1,261
5.125%, 12/05/2022		1,312	1,118
5.125%, 12/05/2022		481	410
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (B)		355	339
9.375%, 05/19/2020		350	335

			4,343

Montenegro – 0.0%
Republic of Montenegro
5.750%, 03/10/2021 (B)	EUR	551	603

Morocco – 0.3%
Morocco Government International Bond
3.500%, 06/19/2024		1,928	2,140
OCP
6.875%, 04/25/2044		$1,325	1,332
5.625%, 04/25/2024 (B)		305	315
4.500%, 10/22/2025 (B)		288	275

			4,062

Namibia – 0.1%
Namibia International Bonds
5.250%, 10/29/2025 (B)		1,053	1,031

Netherlands – 0.1%
Marfrig Holdings Europe
8.000%, 06/08/2023 (B)		547	566
VTR Finance
6.875%, 01/15/2024		400	413

			979

Nigeria – 0.1%
Republic of Nigeria
6.750%, 01/28/2021		851	858

Oman – 0.1%
Oman Government International Bond
4.750%, 06/15/2026 (A)(B)		803	776

Panama – 1.0%
Panama Notas del Tesoro
4.875%, 02/05/2021		704	743
Republic of Panama
9.375%, 01/16/2023		560	717
9.375%, 04/01/2029		3,931	5,543
8.875%, 09/30/2027		1,345	1,846
8.125%, 04/28/2034		2,128	2,765

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.700%, 01/26/2036		$190	$231
4.300%, 04/29/2053		130	116
4.000%, 09/22/2024		521	530
3.750%, 03/16/2025		941	934

			13,425

Paraguay – 0.2%
Republic of Paraguay
6.100%, 08/11/2044 (B)		906	920
5.000%, 04/15/2026		656	662
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	204
6.750%, 12/13/2022		200	203

			1,989

Peru – 2.0%
Abengoa Transmision Sur
6.875%, 04/30/2043 (B)		273	280
Peru Enhanced Pass-Through Finance(F)
4.995%, 06/02/2025 (B)		1,000	798
1.229%, 05/31/2018		40	39
1.227%, 05/31/2018 (B)		109	106
Peru Government Bond
6.900%, 08/12/2037	PEN	5,404	1,605
6.850%, 02/12/2042		1,721	495
6.350%, 08/12/2028		2,895	850
Republic of Peru
8.750%, 11/21/2033		$352	514
8.200%, 08/12/2026	PEN	11,696	3,928
6.950%, 08/12/2031		6,572	1,998
6.950%, 08/12/2031		6,696	2,036
6.850%, 02/12/2042		991	285
6.550%, 03/14/2037		$1,239	1,556
6.350%, 08/12/2028 (B)	PEN	4,945	1,452
6.350%, 08/12/2028		2,061	605
5.700%, 08/12/2024 (B)		7,407	2,177
5.700%, 08/12/2024		285	84
3.750%, 03/01/2030	EUR	6,008	7,136
Southern Copper
3.875%, 04/23/2025		$680	670

			26,614

Philippines – 0.1%
Republic of Philippines
6.250%, 01/14/2036	PHP	18,000	389
3.900%, 11/26/2022		45,000	833

			1,222

Poland – 4.0%
Republic of Poland
5.750%, 04/25/2029	PLN	1,200	340
5.250%, 10/25/2020		20,418	5,343
5.125%, 04/21/2021		$1,016	1,108
5.000%, 03/23/2022		249	271

SEI Institutional International Trust / Quarterly Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.000%, 10/25/2023	PLN	20,178	$5,027
4.000%, 01/22/2024 (A)		$446	456
3.250%, 07/25/2025	PLN	43,226	10,162
3.250%, 04/06/2026		$834	802
3.000%, 03/17/2023 (A)		1,458	1,429
2.750%, 08/25/2023	PLN	5,611	1,662
2.750%, 04/25/2028		3,650	801
2.500%, 07/25/2026		44,519	9,689
1.750%, 07/25/2021		36,428	8,314
1.567%, 10/25/2018 (F)		9,880	2,282
1.500%, 04/25/2020		12,676	2,936
Republic of Poland, Ser 0922
5.750%, 09/23/2022		12,209	3,319

			53,941

Qatar – 0.6%
Ooredoo International Finance MTN
7.875%, 06/10/2019		$665	748
State of Qatar
9.750%, 06/15/2030		2,637	4,069
6.400%, 01/20/2040		2,588	3,222

			8,039

Romania – 1.4%
Government of Romania
5.950%, 06/11/2021	RON	1,900	504
5.850%, 04/26/2023		14,970	4,005
4.750%, 02/24/2025		15,450	3,887
3.500%, 12/19/2022		4,415	1,047
Government of Romania MTN
6.750%, 02/07/2022 (B)		$1,333	1,518
6.750%, 02/07/2022		1,230	1,400
6.125%, 01/22/2044		4,444	5,172
4.875%, 01/22/2024		212	224
2.875%, 05/26/2028	EUR	740	801
2.750%, 10/29/2025		730	802

			19,360

Russia – 5.5%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021		$500	564
Credit Bank of Moscow via CBOM Finance
5.875%, 11/07/2021 (B)		1,116	1,112
Evraz Group
8.250%, 01/28/2021		1,000	1,099
Republic of Serbia
7.250%, 09/28/2021		4,931	5,498
Ritekro
14.669%, 11/07/2022 (F)(G)		914	457
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	167,850	2,739
7.750%, 09/16/2026		270,470	4,270
7.600%, 04/14/2021		487,263	7,830
7.600%, 07/20/2022		343,688	5,500

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.500%, 03/15/2018	RUB	139,947	$2,276
7.050%, 01/19/2028		161,212	2,414
7.000%, 01/25/2023		71,220	1,100
7.000%, 08/16/2023		300,364	4,618
6.800%, 12/11/2019		602,520	9,515
6.700%, 05/15/2019		236,124	3,748
6.500%, 12/03/2014 (D)		22,770	350
6.400%, 05/27/2020		18,800	292
6.200%, 01/31/2018		145,934	2,337
Russian Foreign Bond - Eurobond
5.875%, 09/16/2043		$800	884
5.000%, 04/29/2020 (B)		1,400	1,486
4.875%, 09/16/2023 (B)		800	843
4.875%, 09/16/2023 (A)		4,800	5,056
3.250%, 04/04/2017		600	602
Russian Railways Via RZD Capital
5.700%, 04/05/2022		1,800	1,902
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		2,780	3,003
6.800%, 11/22/2025 (B)		150	160
6.800%, 11/22/2025		4,124	4,393
5.450%, 11/22/2017 (B)		400	408

			74,456

Saudi Arabia – 0.5%
Saudi Government International Bond MTN
4.500%, 10/26/2046		1,087	1,045
3.250%, 10/26/2026		6,655	6,326

			7,371

Senegal – 0.3%
Republic of Senegal
8.750%, 05/13/2021 (B)		540	603
8.750%, 05/13/2021		90	100
6.250%, 07/30/2024 (B)		226	225
6.250%, 07/30/2024		3,130	3,118

			4,046

Serbia – 0.2%
Republic of Serbia
7.250%, 09/28/2021 (B)		200	223
4.875%, 02/25/2020		2,715	2,759

			2,982

Slovenia – 0.3%
Slovenia Government International Bond
5.850%, 05/10/2023		1,800	2,028
5.250%, 02/18/2024		2,200	2,410

			4,438

South Africa – 5.5%
Eskom Holdings
7.125%, 02/11/2025 (B)		951	958
7.125%, 02/11/2025		4,500	4,534

8	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of South Africa
10.500%, 12/21/2026	ZAR	206,543	$16,653
8.875%, 02/28/2035		14,830	1,018
8.750%, 01/31/2044		20,346	1,359
8.750%, 02/28/2048		42,845	2,861
8.500%, 01/31/2037		84,382	5,543
8.250%, 03/31/2032		105,495	6,940
8.000%, 01/31/2030		108,512	7,140
7.750%, 02/28/2023		15,361	1,077
7.250%, 01/15/2020		931	66
7.000%, 02/28/2031		103,711	6,204
6.750%, 03/31/2021		16,573	1,146
6.500%, 02/28/2041		39,901	2,076
6.250%, 03/31/2036		78,799	4,107
5.875%, 05/30/2022		$258	281
5.875%, 09/16/2025 (A)		6,682	7,129
4.875%, 04/14/2026		1,579	1,571
4.300%, 10/12/2028		3,311	3,071
Transnet SOC MTN
9.500%, 05/13/2021 (B)	ZAR	13,360	915

			74,649

Sri Lanka – 1.0%
Republic of Sri Lanka
6.850%, 11/03/2025		$4,839	4,752
6.850%, 11/03/2025 (B)		908	892
6.825%, 07/18/2026 (B)		909	894
6.825%, 07/18/2026		3,900	3,836
6.250%, 10/04/2020 (A)		533	546
6.250%, 07/27/2021		853	866
5.875%, 07/25/2022 (B)		1,718	1,687

			13,473

Supra-National – 0.2%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	654
7.200%, 07/09/2019	IDR	9,440,000	677
Inter-American Development Bank MTN
7.350%, 09/12/2018		20,140,000	1,462

			2,793

Suriname – 0.0%
Republic of Suriname
9.250%, 10/26/2026 (B)		$497	485

Thailand – 2.5%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	105
4.875%, 06/22/2029		173,959	5,738
4.675%, 06/29/2044		4,171	142
3.875%, 06/13/2019		68,000	1,994
3.850%, 12/12/2025		90,150	2,752
3.650%, 12/17/2021		306,356	9,139
3.625%, 06/16/2023		193,080	5,750

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.580%, 12/17/2027	THB	14,020	$413
3.400%, 06/17/2036		58,500	1,646
2.550%, 06/26/2020		40,000	1,139
2.125%, 12/17/2026		98,848	2,627
1.875%, 06/17/2022		15,000	410
1.200%, 07/14/2021		50,700	1,475

			33,330

Trinidad & Tobago – 0.0%
Trinidad Generation UnLtd
5.250%, 11/04/2027 (B)		$489	475

Tunisia – 0.2%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (B)		2,518	2,342

Turkey – 6.4%
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (B)		896	876
Export Credit Bank of Turkey
5.875%, 04/24/2019 (B)		200	204
5.375%, 10/24/2023 (B)		1,033	958
5.000%, 09/23/2021 (B)		538	515
KOC Holding
5.250%, 03/15/2023		1,840	1,812
Republic of Turkey
10.700%, 02/17/2021	TRY	19,572	5,536
10.600%, 02/11/2026		43,366	11,983
10.500%, 01/15/2020		3,143	895
10.400%, 03/27/2019		3,560	1,007
10.400%, 03/20/2024		2,250	618
9.500%, 01/12/2022		10,823	2,901
9.400%, 07/08/2020		29,131	7,967
9.200%, 09/22/2021		21,195	5,646
9.000%, 07/24/2024		16,629	4,233
8.800%, 11/14/2018		9,824	2,720
8.500%, 07/10/2019		3,658	996
8.500%, 09/14/2022		13,148	3,330
8.300%, 06/20/2018		4,251	1,181
8.000%, 03/12/2025		2,113	502
7.400%, 02/05/2020		30,131	7,812
7.375%, 02/05/2025		$1,151	1,262
7.100%, 03/08/2023	TRY	6,560	1,536
7.000%, 03/11/2019		$784	833
7.000%, 06/05/2020		2,190	2,352
6.875%, 03/17/2036		2,028	2,086
6.750%, 04/03/2018		1,374	1,434
6.750%, 05/30/2040		1,889	1,901
6.625%, 02/17/2045		1,220	1,213
6.250%, 09/26/2022		2,410	2,503
6.000%, 01/14/2041		115	106
5.750%, 03/22/2024		333	334
5.125%, 03/25/2022		2,063	2,047

SEI Institutional International Trust / Quarterly Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.875%, 10/09/2026		$710	$657
4.875%, 04/16/2043		673	542
4.250%, 04/14/2026		2,171	1,930
3.000%, 08/02/2023	TRY	5,302	1,956
TC Ziraat Bankasi MTN
4.750%, 04/29/2021 (B)		$561	536
TC Ziraat Bankasi
4.250%, 07/03/2019 (B)		940	926
Turk Telekomunikasyon
4.875%, 06/19/2024		1,750	1,632

			87,478

Ukraine – 2.2%
Government of Ukraine
7.750%, 09/01/2019 (B)		70	70
7.750%, 09/01/2020 (B)		6,810	6,715
7.750%, 09/01/2021 (B)		4,178	4,080
7.750%, 09/01/2022 (B)		5,003	4,843
7.750%, 09/01/2023 (B)		2,119	2,034
7.750%, 09/01/2024		1,350	1,282
7.750%, 09/01/2024 (B)		820	779
7.750%, 09/01/2025 (B)		3,387	3,181
7.750%, 09/01/2025		300	282
7.750%, 09/01/2026		2,057	1,924
7.750%, 09/01/2026 (B)		625	585
7.750%, 09/01/2027 (B)		1,955	1,815
7.750%, 09/01/2027		690	641
0.000%, 05/31/2040 (B)(C)		1,406	423
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (B)		1,711	1,673

			30,327

United Arab Emirates – 0.3%
DP World MTN
6.850%, 07/02/2037		1,800	1,919
MAF Global Securities
7.125%, 10/29/2049 (C)		2,490	2,613

			4,532

Uruguay – 0.8%
Republic of Uruguay PIK
7.875%, 01/15/2033		3,244	4,084
Republic of Uruguay
5.100%, 06/18/2050		4,205	3,784
4.375%, 10/27/2027		2,971	2,978
4.125%, 11/20/2045		346	285

			11,131

Venezuela – 1.1%
Petroleos de Venezuela
9.000%, 11/17/2021		5,525	2,929
6.000%, 05/16/2024		3,281	1,263
6.000%, 05/16/2024		7,785	2,997
6.000%, 11/15/2026		3,365	1,296

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.500%, 04/12/2037	$812	$298
5.375%, 04/12/2027	2,625	978
Republic of Venezuela
13.625%, 08/15/2018	1,716	1,386
13.625%, 08/15/2018	144	105
9.375%, 01/13/2034	3,061	1,416
7.750%, 10/13/2019	1,974	1,096
7.650%, 04/21/2025	3,131	1,424

		15,188

Vietnam – 0.1%
Vietnam Government International Bond
4.800%, 11/19/2024	1,000	985

Zambia – 0.2%
Republic of Zambia
8.970%, 07/30/2027	917	905
8.500%, 04/14/2024	1,697	1,656
5.375%, 09/20/2022	721	651

		3,212

Total Global Bonds (Cost $1,368,839) ($ Thousands)		1,287,085

LOAN PARTICIPATIONS – 0.2%
Singapore – 0.0%
Morton Bay
6.220%, 12/31/2013 (G)	3,158	–

Venezuela – 0.2%
Bolivarian Republic of Venezuela
6.250%, 01/10/2018	2,800	2,863

Total Loan Participations (Cost $5,958) ($ Thousands)		2,863

	Shares

AFFILIATED PARTNERSHIP – 1.4%
SEI Liquidity Fund, L.P.
0.660% **†(H)	19,234,268	19,234

Total Affiliated Partnership (Cost $19,234) ($ Thousands)		19,234

Total Investments – 96.3% (Cost $1,394,031) ($ Thousands) @		$1,309,182

10	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

Euro-Bund	(125)	Mar-2017	$(104)
Euro-Buxl 30 Year Bond	(19)	Mar-2017	50
JSE Bond Future R186	470	Feb-2017	(21)
JSE Bond Future R2030	598	Feb-2017	(32)
JSE Bond Future R2035	283	Feb-2017	(30)
JSE Bond Future R2037	269	Feb-2017	(28)
JSE Bond Future R207	205	Feb-2017	(2)
JSE Bond Future R208	352	Feb-2017	(1)
Korea 3-Year Bond	147	Mar-2017	16
U.S. 10-Year Treasury Note	107	Mar-2017	(22)
U.S. 5-Year Treasury Note	(109)	Mar-2017	(79)
U.S. Ultra Long Treasury Bond	(24)	Mar-2017	(16)

			$(269)

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)

01/03/17-02/02/17	USD	49,632	EUR	47,070	$41
01/03/17-03/15/17	EUR	112,519	USD	119,229	400
01/05/17-02/15/17	USD	9,359	KRW	11,047,159	(200)
01/05/17-03/24/17	KRW	37,865,350	USD	32,417	970
01/06/17-03/24/17	USD	18,567	MYR	79,811	(792)
01/06/17-02/17/17	MYR	45,051	USD	10,235	200
01/09/17-02/15/17	USD	3,507	SGD	4,869	(137)
01/09/17-03/15/17	USD	11,917	PEN	41,002	248
01/09/17-03/15/17	PEN	20,880	USD	6,102	(100)
01/09/17-03/20/17	SGD	40,773	USD	28,680	456
01/11/17-03/02/17	BRL	104,004	USD	30,541	(1,114)
01/12/17-01/27/17	EUR	16,962	PLN	75,477	180
01/12/17-03/15/17	PLN	47,854	EUR	10,665	(184)
01/13/17-03/20/17	USD	23,581	THB	839,771	(132)
01/13/17-03/15/17	USD	24,858	ZAR	348,735	369
01/13/17-07/19/17	USD	33,077	RUB	2,201,790	2,351
01/13/17-03/15/17	USD	38,194	MXN	774,885	(817)
01/13/17-03/08/17	ZAR	151,654	USD	10,875	(152)
01/13/17-06/15/17	RUB	1,317,361	USD	20,492	(854)
01/18/17-02/02/17	USD	25,669	BRL	88,001	1,183
01/18/17-05/23/17	USD	26,082	IDR	351,132,331	(191)
01/18/17-05/23/17	IDR	237,086,639	USD	17,277	(194)
01/20/17-03/16/17	USD	4,825	HUF	1,407,742	(11)
01/20/17-01/20/17	USD	5,271	RON	22,320	(85)
01/20/17-03/15/17	PLN	11,043	USD	2,634	(9)
01/20/17-03/15/17	USD	25,277	PLN	105,317	(63)
01/20/17-03/15/17	COP	63,474,683	USD	20,176	(803)
01/23/17	CAD	1,687	USD	1,250	(8)
01/23/17-01/23/17	EUR	8,097	RON	36,635	(35)
01/23/17-02/21/17	THB	92,903	USD	2,613	19
01/25/17-03/15/17	USD	23,270	INR	1,585,969	(56)

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)

01/26/17-01/27/17	USD	20,299	TRY	68,707	$(857)
01/26/17-03/15/17	TRY	117,109	USD	34,515	1,492
01/27/17-03/15/17	MXN	678,436	USD	32,746	57
02/14/17-03/15/17	CLP	8,029,904	USD	12,239	290
02/15/17-11/14/17	USD	2,172	CNY	15,099	(58)
02/15/17-11/14/17	CNY	192,910	USD	28,024	934
02/16/17	EUR	219	HUF	67,701	—
02/16/17	HUF	986,940	EUR	3,138	(60)
02/21/17-03/15/17	USD	9,429	COP	29,178,715	204
03/15/17-03/15/17	USD	12,142	PHP	612,464	116
03/15/17	RON	13,960	USD	3,293	44
03/15/17	TWD	184,000	USD	5,812	123
03/16/17	HUF	243,110	USD	823	(9)
10/18/17	USD	820	EGP	10,947	(241)
10/31/17-11/14/17	USD	5,226	CNH	37,475	(83)
09/27/18-12/20/18	EUR	10,562	CZK	281,276	(12)
09/27/18	CZK	26,087	EUR	978	(1)

					$2,419

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Barclays PLC	$(37,923)	$37,977	$54
BT Brokerage	(4,716)	4,624	(92)
Citigroup	(239,239)	240,645	1,406
Goldman Sachs	(178,397)	179,275	878
HSBC	(25,916)	26,043	127
JPMorgan Chase Bank	(333,126)	332,793	(333)
Standard Bank	(22,489)	22,765	275
UBS	(3,529)	3,633	104

			$2,419

For the period ended December 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional International Trust / Quarterly Report / December 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Continued)

A list of open OTC swap agreements held by the Fund at December 31, 2016, are as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Citibank	0.35%	6-Month CZK - PRIBOR	06/27/21	CZK	15,000	$2
Goldman Sachs	6-Month PLN WIBOR	2.87%	12/16/26	PLN	13,000	3
Goldman Sachs	28-Day MXN - TIIE	6.38%	09/16/26	MXN	26,000	(139)
Goldman Sachs	1.99%	6-Month HUF - BUBOR	07/25/26	HUF	500,000	33
Goldman Sachs	Columbia Overnight Interbank Reference Rate	7.23%	05/04/26	COP	3,031,227	(53)
Goldman Sachs	28-Day MXN - TIIE	6.17%	03/05/26	MXN	47,200	(271)
Goldman Sachs	28-Day MXN - TIIE	6.21%	12/08/25	MXN	16,624	(91)
Goldman Sachs	28-Day MXN - TIIE	6.36%	05/21/25	MXN	23,145	(107)
Goldman Sachs	3.45%	6-Month HUF - BUBOR	05/11/25	HUF	800,000	(378)
Goldman Sachs	1-Year BRL-CDI	10.89%	01/03/23	BRL	5,012	(66)
Goldman Sachs	1-Day BRL - CETIP	11.99%	01/02/23	BRL	3,000	25
Goldman Sachs	28-Day MXN - TIIE	5.90%	09/12/22	MXN	75,956	(311)
Goldman Sachs	1.39%	3-Month KRW - KWCDC	11/04/21	KRW	14,000,000	131
Goldman Sachs	3-Month - KLIBOR	3.42%	09/23/21	MYR	14,000	(56)
Goldman Sachs	0.33%	6-Month CZK - PRIBOR	09/01/21	CZK	40,000	11
Goldman Sachs	0.38%	6-Month CZK - PRIBOR	08/02/21	CZK	30,000	5
Goldman Sachs	28-Day MXN - TIIE	5.63%	06/11/21	MXN	63,409	231
Goldman Sachs	0.45%	6-Month CZK - PRIBOR	05/24/21	CZK	30,000	(3)
Goldman Sachs	28-Day MXN - TIIE	5.37%	03/17/21	MXN	46,500	(181)
Goldman Sachs	1-Day BRL-CDI	12.73%	01/04/21	BRL	10,608,431	201
Goldman Sachs	0.57%	6-Month CZK - PRIBOR	12/16/20	CZK	90,000	(25)
Goldman Sachs	0.42%	6-Month CZK - PRIBOR	10/23/20	CZK	42,000	(2)
Goldman Sachs	0.59%	6-Month CZK - PRIBOR	03/13/20	CZK	25,000	(12)
Goldman Sachs	1-Day BRL - CETIP	13.39%	01/02/19	BRL	14,395	219
Goldman Sachs	1-Day BRL - CETIP	13.42%	01/02/19	BRL	19,336	297
Goldman Sachs	3-Month KRW - KWCDC	1.32%	11/04/18	KRW	37,500,000	(66)
Goldman Sachs	28-Day MXN - TIIE	4.63%	09/21/18	MXN	168,578	215
Goldman Sachs	1-Year BRL-CDI	11.81%	01/02/18	BRL	9,833	9
Goldman Sachs	1-Year BRL-CDI	11.98%	01/02/18	BRL	3,338	6
Goldman Sachs	1-Day BRL - CETIP	12.86%	01/02/18	BRL	35,816	152
Goldman Sachs	1-Day BRL - CETIP	13.27%	01/02/17	BRL	27,961	0
JPMorgan Chase Bank	2.52%	6-Month HUF - BUBOR	11/16/26	HUF	451,779	(31)
JPMorgan Chase Bank	0.94%	6-Month CZK - PRIBOR	11/14/26	CZK	20,000	(7)
JPMorgan Chase Bank	28-Day MXN - TIIE	6.13%	06/18/26	MXN	40,000	(241)
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/24	HUF	300,000	(201)
JPMorgan Chase Bank	6-Month PLN - WIBOR	2.43%	12/14/21	PLN	11,000	12
JPMorgan Chase Bank	6-Month PLN - WIBOR	2.42%	12/12/21	PLN	3,300	4
JPMorgan Chase Bank	0.36%	6-Month CZK - PRIBOR	09/29/21	CZK	20,000	5
JPMorgan Chase Bank	1.38%	6-Month HUF - BUBOR	06/17/21	HUF	654,998	(55)
JPMorgan Chase Bank	0.39%	6-Month CZK - PRIBOR	04/04/21	CZK	25,000	0
JPMorgan Chase Bank	0.30%	6-Month CZK - PRIBOR	02/26/21	CZK	61,000	10
JPMorgan Chase Bank	7.16%	Columbia Overnight Interbank Reference Rate	02/11/21	COP	10,000,000	(176)
JPMorgan Chase Bank	7.11%	Columbia Overnight Interbank Reference Rate	01/22/21	COP	9,929,262	(168)
JPMorgan Chase Bank	0.44%	6-Month CZK - PRIBOR	11/20/20	CZK	30,000	(3)
JPMorgan Chase Bank	0.50%	6-Month CZK - PRIBOR	05/05/20	CZK	140,000	(47)
JPMorgan Chase Bank	0.54%	6-Month CZK - PRIBOR	02/16/20	CZK	250,000	(104)
JPMorgan Chase Bank	1-Day BRL BROIS	11.46%	01/02/20	BRL	3,649,331	8
JPMorgan Chase Bank	0.85%	6-Month HUF - BUBOR	10/10/19	HUF	3,000,000	(49)
JPMorgan Chase Bank	6.96%	Columbia Overnight Interbank Reference Rate	11/17/17	COP	28,888,912	66
JPMorgan Chase Bank	1.77%	3-Month HUF - BUBOR	07/17/17	HUF	5,732,291	(266)

						$(1,464)

Cross Currency Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)

JPMorgan Chase Bank	3 Month USD LIBOR	8.66%	01/26/18	TRY	62,000	$(909)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2016, are as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)

JPMorgan Chase Bank	1-Month MXN MXIBOR	7.72%	12/03/26	MXN	8,000	$(6)

For the period ended December 31, 2016, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

12	SEI Institutional International Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Continued)

Percentages are based on Net Assets of $1,359,726 ($ Thousands).
**	Rate shown is the 7-day effective yield as of December 31, 2016.
†	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at December 31, 2016. The total market value of securities on loan at December 31, 2016 was $18,497 ($ Thousands).
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $155,379 ($ Thousands), representing 11.4% of the net assets of the Fund.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on December 31, 2016. The coupon on a step bond changes on a specified date.
(E)	Security is in default on interest payment.
(F)	The rate reported is the effective yield at the time of purchase.
(G)	Securities considered illiquid. The total value of such securities as of December 31, 2016 was $457 ($ Thousands) and represented 0.0% of the net assets of the Fund.
(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2016 was $19,235 ($ Thousands).

@ At December 31, 2016, the tax basis cost of the Fund’s investments was $1,394,031 ($ Thousands), and the unrealized appreciation and depreciation were $33,015 ($ Thousands) and $(117,864) ($ Thousands), respectively.

ARS — Argentine Peso

BRL — Brazilian Real

BROIS — Overnight Brazil CETIP Interbank Deposit

BUBOR — Budapest Interbank Offered Rate

CAD — Canadian Dollar

CDI — Average One-Day Interbank Deposit Rate

CETIP — Central of Custody and Financial Settlement of Securities

CLP — Chilean Peso

CNH — Chinese Offshore Spot

CNY — Chinese Yuan

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

KES — Kenyan Shilling

KLIBOR — Kuala Lumpur Interbank Offered Rate

KRW — Korean Won

KWCDC — South Korean Won Certificate of Deposit

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

MXIBOR — Mexico Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Inca

PHP— Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

Ser — Series

THB — Thai Bhat

TIIE — Equilibrium Interbank Offered Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 9/30/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$36,124	$29,171	$(46,064)	$—	$—	$19,234	$27

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Global Bonds	$ –	$ 1,277,819	$ 9,266	$ 1,287,085
Loan Participations	–	2,863	–	2,863
Affiliated Partnership	–	19,234	–	19,234
Total Investments in Securities	$ –	$ 1,299,916	$ 9,266	$ 1,309,182

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$ 66	$ —	$ —	$ 66
Unrealized Depreciation	(335)	—	—	(335)
Forwards Contracts *
Unrealized Appreciation	—	9,677	—	9,677
Unrealized Depreciation	—	(7,258)	—	(7,258)
OTC Swaps
Interest Rate Swaps *

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Unrealized Appreciation	$—	$1,645	$—	$1,645
Unrealized Depreciation	—	(3,109)	—	(3,109)
Cross Currency Swaps *
Unrealized Depreciation	—	(909)	—	(909)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(6)	—	(6)

Total Other Financial Instruments	$(269)	$41	$—	$228

(1) Of the $9,266 ($ Thousands) in Level 3 securities as of December 31, 2016, $9,266 ($ Thousands) or 0.68% as a percent of net assets are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. A reconciliation of Level 3 investments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional International Trust / Quarterly Report / December 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Emerging Markets Debt Fund (Concluded)

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional International Trust / Quarterly Report / December 31, 2016

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: March 1, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: March 1, 2017